UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-06526

Boston Trust Walden Funds

(Exact name of registrant as specified in charter)

One Beacon Street

Boston, MA 02108

(Address of principal executive offices) (Zip code)

50 South La Salle Street

Chicago, IL 60603

(Name and address of agent for service)

1-800-282-8782

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2023

Boston Trust Asset Management Fund	Boston Trust Walden Balanced Fund
Boston Trust Equity Fund	Boston Trust Walden Equity Fund
Boston Trust Midcap Fund	Boston Trust Walden Midcap Fund
Boston Trust SMID Cap Fund	Boston Trust Walden SMID Cap Fund
Boston Trust Walden Small Cap Fund
Boston Trust Walden International Equity Fund

Important Update for Shareholders: New Reporting Format from July 2024

Starting July 2024, you will receive a streamlined shareholder report. This concise report will cover key fund details, including expense data, performance metrics, and other essential statistics.

Prefer the report in digital format? Easy instructions are available on the back cover of this report for opting in for e-delivery.

For those interested, more detailed information, such as the Fund’s financial statements, will be accessible online. You also can request that a free copy be sent to you in either paper or electronic format.

Table of Contents	Annual Report
December 31, 2023

Boston Trust Asset Management Fund
Manager Commentary	2
Investment Performance	3
Schedule of Portfolio Investments	8
Financial Statements	10
Financial Highlights	12

Boston Trust Equity Fund
Manager Commentary	2
Investment Performance	3
Schedule of Portfolio Investments	13
Financial Statements	14
Financial Highlights	16

Boston Trust Midcap Fund
Manager Commentary	4
Investment Performance	5
Schedule of Portfolio Investments	17
Financial Statements	19
Financial Highlights	21

Boston Trust SMID Cap Fund
Manager Commentary	6
Investment Performance	7
Schedule of Portfolio Investments	22
Financial Statements	24
Financial Highlights	26

Annual ESG Report	27

Boston Trust Walden Balanced Fund
Manager Commentary	28
Investment Performance	29
Schedule of Portfolio Investments	38
Financial Statements	40
Financial Highlights	42

Boston Trust Walden Equity Fund
Manager Commentary	28
Investment Performance	29
Schedule of Portfolio Investments	43
Financial Statements	44
Financial Highlights	46

Boston Trust Walden Midcap Fund
Manager Commentary	30
Investment Performance	31
Schedule of Portfolio Investments	47
Financial Statements	49
Financial Highlights	51

Boston Trust Walden SMID Cap Fund
Manager Commentary	32
Investment Performance	33
Schedule of Portfolio Investments	52
Financial Statements	53
Financial Highlights	55

Boston Trust Walden Small Cap Fund
Manager Commentary	34
Investment Performance	35
Schedule of Portfolio Investments	56
Financial Statements	58
Financial Highlights	60

Boston Trust Walden International Equity Fund
Manager Commentary	36
Investment Performance	37
Schedule of Portfolio Investments	61
Financial Statements	63
Financial Highlights	65

Notes to the Financial Statements	66
Report of Independent Registered Public Accounting Firm	75
Supplementary Information	76
Investment Adviser Contract Approval	83
Information about Trustees and Officers	85

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden Company, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.

The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden Company do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of December 31, 2023 and is subject to change without notice.

The Boston Trust Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

The Funds’ ESG integration and, as applicable, values based screening could cause the Funds to avoid investments that may result in the Funds underperforming similar funds without comparable ESG Policies.

1

Boston Trust Asset Management Fund

Boston Trust Equity Fund

December 31, 2023

Amy Crandall Kaser, CFP®

Co-Portfolio Manager

Jason T. O’Connell, CFA, CAIA, CFP®

Co-Portfolio Manager

Boston Trust Walden Inc.

Asset Management Fund Objective

The Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Equity Fund Objective

The Fund seeks long-term growth of capital through an actively managed portfolio of stocks.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in emerging markets.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Cash equivalents offer low risk and low return potential.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

Stocks closed a strikingly strong year with most of the primary indices registering gains well into the double-digits in 2023. The S&P 500 Index led the way with a more than 26% return for the calendar year. The Index’s impressive gains were driven, in large part, by just a small group of technology-oriented companies thought to have outsized growth prospects well into the future. Dubbed the Magnificent Seven by the financial media, the group consists of Alphabet (Google) Amazon, Apple, Meta (Facebook), Microsoft, Nvidia, and Tesla. At points during the year, those seven companies accounted for a near 30% weight in the S&P 500 and thoroughly dominated its performance to the extent that they were collectively responsible for 99% of the Index’s return through the month of October. Notably, the average stock in the Index had a far different experience, advancing a still healthy but comparatively mild 13.8% for the year. Gains became far more broad-based later in the year, with a larger, more diverse set of businesses taking part in the continued market rally. The bond market experienced volatility throughout the year, precipitated by the Federal Reserve’s aggressive policy maneuvers to curb inflation. However, the moves in US government bond yields largely amounted to a round trip by year-end, meaning that investors holding such bonds throughout the period earned a return approximately equal to the income. The broader bond markets, which include non-government securities, fared better as investors were compensated for taking on credit risk that began to appear less severe amidst stronger than anticipated economic data and an end to rate increases by the Federal Reserve.

Boston Trust Asset Management Fund and Boston Trust Equity Fund Both delivered substantial but comparatively muted gains in 2023. For the full year, the Funds' values advanced 13.72% and 17.29%, respectively. During the year, the Boston Trust Asset Management Fund's performance was supported by its higher-than-average allocation to equities. However, while the equity holdings in both funds delivered strong absolute returns, on average, those securities trailed the S&P 500 benchmark given the team’s decision not to veer from its diversification and valuation disciplines. Similarly, the relatively conservative tack taken in the Boston Trust Asset Management Fund's fixed income segment led to a positive result but did not meet the return of the broader indices, which generally carry more credit risk and interest rate sensitivity.

We begin 2024 with improved business conditions versus a year ago: inflation is down, a historic interest hiking cycle is behind us, and the labor market and consumer spending remain reasonably healthy. Furthermore, the Federal Reserve’s indications that it may be in a position to reverse course to a more accommodative interest rate policy increases our confidence that the US has sidestepped a deep or prolonged recession. With that economic backdrop and the select availability of sound businesses whose shares do not imply overly optimistic outcomes, the Boston Trust Asset Mangement Fund’s asset allocation remains tilted in favor of equities. Of course, plenty of macroeconomic and geopolitical uncertainty remains. Therefore, the Fund’s fixed income segment is designed to play the important role of providing ballast against not only the inherent volatility in stocks but also should the presently benign economic conditions deteriorate, or an exogenous event undermine investor confidence.*

* Portfolio composition is subject to change.

2

Investment Performance (Unaudited)	Boston Trust Asset Management Fund
Boston Trust Equity Fund
December 31, 2023

	For the periods ended 12/31/23
	Average Annual Total Returns
	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	Since Inception (12/1/95)	Since Inception (10/1/03)
Boston Trust Asset Management Fund	13.72%	5.69%	9.88%	8.17%	9.38%	7.60%	8.10%	—
Boston Trust Equity Fund	17.29%	9.32%	14.54%	10.85%	12.51%	9.16%	—	9.48%
S&P 500 Total Return Index	26.29%	10.00%	15.69%	12.03%	13.97%	9.69%	9.64%	10.07%
Bloomberg U.S. Government/Credit Bond Index	5.72%	-3.53%	1.41%	1.97%	2.77%	3.24%	4.30%	3.19%
FTSE 3-Month U.S. Treasury Bill Index	5.26%	2.24%	1.91%	1.26%	0.87%	1.42%	2.19%	1.42%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Asset Management Fund and the Boston Trust Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Total Return Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg U.S. Government/Credit Bond Index is a component of the Bloomberg U.S. Aggregate Bond Index. The FTSE 3-Month U.S. T-Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Boston Trust Asset Management Fund

Fund Net Asset Value:	$58.81
Gross Expense Ratio[1]:	0.83%

Boston Trust Equity Fund

Fund Net Asset Value:	$39.96
Gross Expense Ratio[1]:	0.86%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from each Fund’s prospectus dated May 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to each Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights included in this report.

3

Boston Trust Midcap Fund

December 31, 2023

Stephen J. Amyouny, CFA

Lead Portfolio Manager

Richard Q. Williams, CFA

Co-Portfolio Manager

Mark Zagata, CFA

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Mid cap funds typically carry additional risks since smaller companies generally have a higher risk of failure.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust Midcap Fund returned 13.05% in the calendar year 2023, trailing the Russell Midcap®Index return of 17.23%.

The Adviser's analysis of the year suggests the Fund’s valuation discipline (which seeks to identify the stocks of companies that are reasonably valued) detracted from performance results.

Outlook

The valuation of the mid cap market (as measured by the Russell Midcap®Index price-to-earnings ratio) as of the end of 2023 was approximately in line with historical averages. The Adviser believes that pockets of speculative valuation exist, however, and remain a risk. Further, index earnings may have reached a new record in 2023, and the increasingly supportive economic backdrop suggests this trajectory may continue in 2024.

The Adviser believes that over the long-term, companies with stronger fundamentals generate superior returns. The Adviser believes that a well-diversified Fund comprised of reasonably valued stocks of higher quality companies will add value over full market cycles. A full market cycle includes one bear and one bull market.*

* Portfolio composition is subject to change.

4

Investment Performance (Unaudited)	Boston Trust Midcap Fund
December 31, 2023

	For the periods ended 12/31/23
	Average Annual Total Returns
	1 Year	3 Years	5 Years	10 Years	15 Years	Since Inception (9/24/07)
Boston Trust Midcap Fund	13.05%	7.91%	11.95%	9.79%	13.17%	9.40%
Russell MidCap®Index	17.23%	5.92%	12.68%	9.42%	13.58%	8.64%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Midcap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap®Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap®Index is a subset of the Russell 1000®Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap®Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$22.98
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee recoupments. If such fee recoupments had not occurred, the quoted performance would have been higher. The contractual fee waivers continue through May 1, 2024 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights included in this report.

5

Boston Trust SMID Cap Fund

December 31, 2023

Kenneth P. Scott, CFA

Lead Portfolio Manager

Richard Q. Williams, CFA

Co-Portfolio Manager

Leanne Moore

Co-Portfolio Manager Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization (“SMID cap”) companies.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

SMID cap companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust SMID Cap Fund returned 13.14% in the calendar year 2023, trailing the Russell 2500™ Index return of 17.42%.

Despite the strong absolute market return, analysis of the data suggests there was no evidence of a performance headwind due to the Fund’s investment style. Thus, the Adviser attributes the performance shortfall to unfavorable stock selection during the year, a contrast to the prior two years, when the Fund enjoyed style tailwinds and incrementally favorable performance of Fund holdings relative to the high quality opportunity set.

Outlook

The valuation of the small-mid cap market (as measured by the Russell 2500™ Index price-to-earnings ratio) as of the end of 2023 was approximately in line with historical averages. The Adviser believes that pockets of speculative valuation exist, however, and remain a risk. Further, index earnings may have reached a new record in 2023, and the increasingly supportive economic backdrop suggests this trajectory may continue in 2024.

The Adviser believes that over the long-term, companies with stronger fundamentals generate superior returns. The Adviser believes that a well-diversified Fund comprised of reasonably valued stocks of higher quality companies will add value over full market cycles. A full market cycle includes one bear and one bull market.*

* Portfolio composition is subject to change.

6

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund
December 31, 2023

	For the periods ended 12/31/23
	Average Annual Total Returns
	1 Year	3 Years	5 Years	10 Years	Since Inception (11/30/11)
Boston Trust SMID Cap Fund	13.14%	9.09%	12.24%	9.28%	10.97%
Russell 2500™ Index	17.42%	4.24%	11.67%	8.36%	11.20%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a 10-year hypothetical $1,000,000 investment in the Boston Trust SMID Cap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “SMID” cap. The Russell 2500™ Index is a subset of the Russell 3000®Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$23.07
Gross Expense Ratio[1]:	0.86%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund’s expense limitation agreement is 0.75% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waivers continue through May 1, 2024 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights included in this report.

7

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	December 31, 2023

Common Stocks (75.7%)
	Shares	Fair Value ($)
Communication Services (8.0%)
Alphabet, Inc., Class A (a)	40,000	5,587,600
Alphabet, Inc., Class C (a)	220,000	31,004,600
Comcast Corp., Class A	200,000	8,770,000
		45,362,200
Consumer Discretionary (5.2%)
Lowe's Cos., Inc.	25,000	5,563,750
NIKE, Inc., Class B	102,500	11,128,425
O'Reilly Automotive, Inc. (a)	4,500	4,275,360
Ross Stores, Inc.	15,000	2,075,850
Starbucks Corp.	67,000	6,432,670
		29,476,055
Consumer Staples (7.4%)
Church & Dwight Co., Inc.	50,000	4,728,000
Costco Wholesale Corp.	30,000	19,802,400
Diageo PLC, Sponsored ADR	25,000	3,641,500
McCormick & Co., Inc. (Non Voting)	40,000	2,736,800
PepsiCo, Inc.	30,000	5,095,200
Procter & Gamble (The) Co.	25,000	3,663,500
Sysco Corp.	35,000	2,559,550
		42,226,950
Energy (3.4%)
Chevron Corp.	20,000	2,983,200
ConocoPhillips	25,000	2,901,750
Exxon Mobil Corp.	110,000	10,997,800
Schlumberger NV	45,000	2,341,800
		19,224,550
Financials (12.3%)
American Express Co.	30,000	5,620,200
Berkshire Hathaway, Inc., Class B (a)	22,500	8,024,850
Chubb Ltd.	20,000	4,520,000
Cincinnati Financial Corp.	60,000	6,207,600
FactSet Research Systems, Inc.	13,720	6,545,126
JPMorgan Chase & Co.	92,750	15,776,775
Northern Trust Corp.	40,000	3,375,200
T. Rowe Price Group, Inc.	45,000	4,846,050
Visa, Inc., Class A	57,500	14,970,125
		69,885,926
Health Care (9.6%)
Agilent Technologies, Inc.	1,000	139,030
Becton, Dickinson and Co.	35,000	8,534,050
Edwards Lifesciences Corp. (a)	95,000	7,243,750
Johnson & Johnson	56,500	8,855,810
Merck & Co., Inc.	50,000	5,451,000
Mettler-Toledo International, Inc. (a)	3,500	4,245,360
Stryker Corp.	25,000	7,486,500
UnitedHealth Group, Inc.	19,750	10,397,782
Waters Corp. (a)	7,500	2,469,225
		54,822,507
Industrials (10.1%)
Automatic Data Processing, Inc.	65,000	15,143,050
Donaldson Co., Inc.	50,000	3,267,500
Hubbell, Inc.	23,500	7,729,855
Illinois Tool Works, Inc.	25,400	6,653,276
Union Pacific Corp.	41,000	10,070,420
United Parcel Service, Inc., Class B	54,000	8,490,420
W.W. Grainger, Inc.	7,300	6,049,437
		57,403,958
Information Technology (17.4%)
Accenture PLC, Class A	62,000	21,756,420
Apple, Inc.	167,000	32,152,510
Cisco Systems, Inc.	65,000	3,283,800
Microsoft Corp.	98,150	36,908,326
Oracle Corp.	50,000	5,271,500
		99,372,556
Materials (1.9%)
Air Products and Chemicals, Inc.	25,500	6,981,900
AptarGroup, Inc.	32,500	4,017,650
		10,999,550
Utilities (0.4%)
Eversource Energy	35,500	2,191,060
TOTAL COMMON STOCKS (Cost $102,608,421)		430,965,312

Corporate Bonds (4.0%)

	Principal Amount ($)
Communication Services (0.0%)(b)
Verizon Communications, Inc.,
4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	242,007
Consumer Discretionary (0.5%)
Home Depot (The), Inc., 2.70%,
4/15/30	1,000,000	911,132
Lowe's Cos., Inc., 3.10%, 5/3/27,
Callable 2/3/27 @ 100	750,000	718,501
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	659,567
McDonald's Corp., 2.62%, 9/1/29,
MTN, Callable 6/1/29 @ 100	500,000	458,075
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	342,331
		3,089,606
Consumer Staples (0.1%)
The Estee Lauder Cos., Inc.,
2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	668,469

Financials (1.5%)
Bank of America Corp., 4.18%,
11/25/27, Callable 11/25/26 @100	500,000	486,326
Berkshire Hathaway, Inc., 3.13%,
3/15/26, Callable 12/15/25 @100	2,000,000	1,944,395
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	536,553
JPMorgan Chase & Co., 3.90%,
7/15/25, Callable 4/15/25 @ 100	1,000,000	984,503
JPMorgan Chase & Co., (Variable,
3M CME Term SOFR + 1.38%),
4.01%, 4/23/29(c)	500,000	481,510

8	See Notes to Financial Statements

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	December 31, 2023

Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Financials (continued)
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,951,801
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,954,550
		8,339,638
Health Care (0.6%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	786,985
Merck & Co., Inc., 1.70%, 6/10/27	350,000	321,061
Pfizer, Inc., 3.60%, 9/15/28	500,000	488,071
Stryker Corp., 1.95%, 6/15/30	1,000,000	856,389
UnitedHealth Group, Inc., 3.37%, 4/15/27	500,000	484,501
Zoetis, Inc., 3.90%, 8/20/28	750,000	734,271
		3,671,278
Industrials (0.8%)
Emerson Electric Co., 2.00%,
12/21/28, Callable 10/21/28 @ 100	1,400,000	1,253,584
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	958,879
John Deere Capital, 2.80%, 9/8/27, MTN	500,000	473,996
John Deere Capital, 3.45%, 3/7/29, MTN	1,250,000	1,199,331
Union Pacific Corp., 3.95%, 9/10/28	400,000	397,067
		4,282,857
Information Technology (0.4%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,439,957

Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	368,955
TOTAL CORPORATE BONDS (Cost $23,612,568)		23,102,767

U.S. Government & U.S. Government Agency Obligations (19.3%)

Federal Farm Credit Bank (2.3%)
3.39%, 2/1/28	2,000,000	1,953,616
3.85%, 12/26/25	2,770,000	2,745,659
2.95%, 1/27/25	2,000,000	1,966,736
3.25%, 2/27/34	1,500,000	1,364,476
3.87%, 9/20/32	1,000,000	970,074
4.37%, 3/3/33	1,500,000	1,510,534
3.50%, 3/2/34	3,000,000	2,791,603
		13,302,698
Federal Home Loan Bank (1.3%)
2.87%, 9/13/24	2,500,000	2,464,924
3.50%, 7/20/32	1,500,000	1,413,584
4.00%, 6/10/33	2,500,000	2,439,863
2.50%, 12/10/27	1,500,000	1,418,027
		7,736,398
U.S. Treasury Bond (4.7%)
5.37%, 2/15/31	5,500,000	6,035,820
4.50%, 2/15/36	15,250,000	16,307,373
4.37%, 8/15/43	4,000,000	4,098,125
		26,441,318
U.S. Treasury Inflation Indexed Note (1.2%)
0.13%, 4/15/27	4,358,760	4,098,589
0.63%, 7/15/32	3,176,790	2,910,417
		7,009,006
U.S. Treasury Note (9.8%)
2.25%, 11/15/27	6,500,000	6,116,348
2.88%, 5/15/28	7,500,000	7,198,242
2.13%, 5/31/26	5,000,000	4,775,391
0.88%, 11/15/30	11,000,000	9,051,797
1.63%, 5/15/31	10,000,000	8,592,578
3.37%, 5/15/33	6,000,000	5,770,312
3.87%, 8/15/33	14,000,000	14,010,937
		55,515,605
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $106,953,017)		110,005,025

Investment Companies (0.7%)

	Shares
Northern Institutional Treasury
Portfolio (Premier Class), 5.22% (d)	3,870,712	3,870,712
TOTAL INVESTMENT COMPANIES (Cost $3,870,712)		3,870,712
Total Investments (Cost $237,044,718) — 99.7%(e)		567,943,816
Other assets in excess of liabilities — 0.3%		1,563,463
Net Assets — 100.0%		$569,507,279

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2023.
(d)	Rate disclosed is the seven day yield as of December 31, 2023.
(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depositary Receipt
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements	9

Financial Statements	Boston Trust Asset Management Fund

Statement of Assets and Liabilities

December 31, 2023

Assets:
Investments, at fair value(cost $237,044,718)	$567,943,816
Interest and dividends receivable	2,032,940
Receivable for tax reclaims	3,440
Receivable for capital shares issued	1,155
Prepaid expenses	20,180
Total Assets	570,001,531
Liabilities:
Payable for capital shares redeemed	23,989
Payable to Custodian	41,641
Accrued expenses and other liabilities:
Investment adviser	348,582
Administration and accounting	31,015
Chief compliance officer	1,852
Custodian	4,391
Shareholder servicing fees	11,387
Transfer agent	3,983
Other	27,412
Total Liabilities	494,252
Net Assets	$569,507,279
Composition of Net Assets:
Paid in capital	$237,876,260
Total distributable earnings	331,631,019
Net Assets	$569,507,279
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,683,918
Net Asset Value, Offering Price and Redemption price per share	$58.81

Statement of Operations

For the year ended December 31, 2023

Investment Income:
Dividends	$7,871,186
Interest	5,222,569
Less: Foreign tax withholding	(2,580)
Total Investment Income	13,091,175
Expenses:
Investment adviser	4,130,044
Administration and accounting	180,192
Chief compliance officer	24,789
Custodian	81,716
Shareholder servicing	138,062
Transfer agency	24,468
Trustee	54,051
Other	115,490
Total expenses	4,748,812
Net Expenses	4,748,812
Net Investment Income	8,342,363
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized gains from investment transactions	26,487,937
Net realized gains from redemptions in-kind (a)	4,356,353
Change in unrealized appreciation on investments	33,974,692
Net realized/unrealized gains on investments	64,818,982
Change in Net Assets Resulting from Operations	$73,161,345

(a)	See Note 3 in the Notes to Financial Statements.

10	See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2023	For the year ended December 31, 2022
Investment Activities:
Operations:
Net investment income	$8,342,363	$6,326,739
Net realized gains from investment transactions	30,844,290	6,394,661
Change in unrealized appreciation (depreciation) on investments	33,974,692	(114,355,885)
Change in Net Assets Resulting from Operations	73,161,345	(101,634,485)
Distributions To Shareholders:
Total Distributions	(35,809,356)	(24,865,921)
Change in Net Assets Resulting from distributions to shareholders	(35,809,356)	(24,865,921)
Capital Share Transactions:
Proceeds from shares issued	17,349,182	13,998,321
Dividends reinvested	17,136,793	12,757,441
Cost of shares redeemed	(48,970,508)	(51,657,993)
Cost of in-kind shares redeemed (a)	(4,698,109)	—
Change in Net Assets Resulting from Capital Share Transactions	(19,182,642)	(24,902,231)
Change in Net Assets	18,169,347	(151,402,637)
Net Assets:
Beginning of year	551,337,932	702,740,569
End of year	$569,507,279	$551,337,932
Share Transactions:
Issued	295,997	232,525
Reinvested	297,565	223,345
Redeemed	(833,092)	(872,055)
Redeemed in-kind (a)	(77,706)	—
Change in shares	(317,236)	(416,185)

(a)	See Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements	11

Financial Statements	Boston Trust Asset Management Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2023		For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net Asset Value, Beginning of Period	$55.13		$67.46	$56.29	$55.17	$44.27

Investment Activities:
Operations:
Net investment income	0.89		0.63	0.48	0.53	0.48
Net realized/unrealized gains (losses) from investments	6.60		(10.42)	11.69	3.74	10.93
Total from investment activities	7.49		(9.79)	12.17	4.27	11.41
Distributions from:
Net investment income	(0.80)		(0.65)	(0.49)	(0.53)	(0.48)
Net realized gains from investment transactions	(3.01)		(1.89)	(0.51)	(2.62)	(0.03)
Total distributions	(3.81)		(2.54)	(1.00)	(3.15)	(0.51)

Net Asset Value, End of Period	$58.81		$55.13	$67.46	$56.29	$55.17

Total Return	13.72%		(14.65)%	21.65%	7.83%	25.81%

Ratios/Supplemental Data:
Net assets at end of year (000's)	$569,507		$551,338	$702,741	$597,013	$623,151
Ratio of net expenses to average net assets	0.82%		0.83%	0.81%	0.88%	0.90%
Ratio of net investment income to average net assets	1.45%		1.05%	0.77%	0.96%	1.02%
Portfolio turnover rate	24.76	%(a)	35.52%	6.51%	12.18%	5.76%

(a)	Excludes impact of in-kind transactions.

12	See Notes to Financial Statements

Boston Trust Equity Fund
Schedule of Portfolio Investments	December 31, 2023

Common Stocks (99.2%)
	Shares	Fair Value ($)
Communication Services (9.6%)
Alphabet, Inc., Class A (a)	15,000	2,095,350
Alphabet, Inc., Class C (a)	100,000	14,093,000
Comcast Corp., Class A	116,500	5,108,525
		21,296,875
Consumer Discretionary (6.9%)
Lowe's Cos., Inc.	10,000	2,225,500
NIKE, Inc., Class B	30,000	3,257,100
O'Reilly Automotive, Inc. (a)	3,300	3,135,264
Ross Stores, Inc.	7,000	968,730
Starbucks Corp.	40,000	3,840,400
TJX (The) Cos., Inc.	21,500	2,016,915
		15,443,909
Consumer Staples (8.2%)
Church & Dwight Co., Inc.	15,000	1,418,400
Costco Wholesale Corp.	13,750	9,076,100
Diageo PLC, Sponsored ADR	7,500	1,092,450
McCormick & Co., Inc. (Non Voting)	14,000	957,880
PepsiCo, Inc.	18,000	3,057,120
Procter & Gamble (The) Co.	9,000	1,318,860
Sysco Corp.	20,000	1,462,600
		18,383,410
Energy (4.7%)
Chevron Corp.	13,000	1,939,080
Exxon Mobil Corp.	50,000	4,999,000
Schlumberger NV	67,500	3,512,700
		10,450,780
Financials (14.2%)
American Express Co.	12,000	2,248,080
Berkshire Hathaway, Inc., Class B (a)	10,000	3,566,600
Chubb Ltd.	10,000	2,260,000
Cincinnati Financial Corp.	20,000	2,069,200
FactSet Research Systems, Inc.	5,500	2,623,775
JPMorgan Chase & Co.	44,250	7,526,925
Northern Trust Corp.	22,500	1,898,550
T. Rowe Price Group, Inc.	20,000	2,153,800
Visa, Inc., Class A	28,000	7,289,800
		31,636,730
Health Care (15.1%)
Agilent Technologies, Inc.	13,600	1,890,808
Becton, Dickinson and Co.	15,000	3,657,450
Cooper (The) Cos., Inc.	8,250	3,122,130
Edwards Lifesciences Corp. (a)	22,500	1,715,625
Johnson & Johnson	25,500	3,996,870
Merck & Co., Inc.	22,500	2,452,950
Mettler-Toledo International, Inc. (a)	1,500	1,819,440
Stryker Corp.	12,000	3,593,520
UnitedHealth Group, Inc.	12,000	6,317,640
Waters Corp. (a)	8,250	2,716,147
Zoetis, Inc.	12,000	2,368,440
		33,651,020
Industrials (13.1%)
Automatic Data Processing, Inc.	20,000	4,659,400
Deere & Co.	4,750	1,899,383
Donaldson Co., Inc.	15,000	980,250
Hubbell, Inc.	12,500	4,111,625
Illinois Tool Works, Inc.	15,000	3,929,100
Union Pacific Corp.	22,500	5,526,450
United Parcel Service, Inc., Class B	15,000	2,358,450
W.W. Grainger, Inc.	7,000	5,800,830
		29,265,488
Information Technology (23.9%)
Accenture PLC, Class A	25,000	8,772,750
Analog Devices, Inc.	16,500	3,276,240
Apple, Inc.	80,750	15,546,797
Microsoft Corp.	51,000	19,178,040
Oracle Corp.	40,000	4,217,200
TE Connectivity Ltd.	16,500	2,318,250
		53,309,277
Materials (2.6%)
Air Products and Chemicals, Inc.	14,800	4,052,240
AptarGroup, Inc.	14,250	1,761,585
		5,813,825
Utilities (0.9%)
Eversource Energy	31,700	1,956,524
TOTAL COMMON STOCKS (Cost $69,787,257)		221,207,838

Investment Companies (0.7%)
Northern Institutional Treasury
Portfolio (Premier Class), 5.22% (b)	1,437,531	1,437,531
TOTAL INVESTMENT COMPANIES (Cost $1,437,531)		1,437,531
Total Investments (Cost $71,224,788) — 99.9%(c)		222,645,369
Other assets in excess of liabilities — 0.1%		258,801
Net Assets — 100.0%		$222,904,170

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2023.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements	13

Financial Statements	Boston Trust Equity Fund

Statement of Assets and Liabilities

December 31, 2023

Assets:
Investments, at fair value(cost $71,224,788)	$222,645,369
Cash	31
Dividend receivable	423,899
Receivable for tax reclaims	1,720
Prepaid expenses	6,347
Total Assets	223,077,366
Liabilities:
Payable for capital shares redeemed	2,038
Accrued expenses and other liabilities:
Investment adviser	140,602
Administration and accounting	14,406
Chief compliance officer	685
Custodian	1,852
Shareholder servicing fees	1,039
Transfer agent	3,738
Other	8,836
Total Liabilities	173,196
Net Assets	$222,904,170
Composition of Net Assets:
Paid in capital	$71,533,955
Total distributable earnings	151,370,215
Net Assets	$222,904,170
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,578,577
Net Asset Value, Offering Price and Redemption price per share	$39.96

Statement of Operations

For the year ended December 31, 2023

Investment Income:
Dividends	$3,418,812
Less: Foreign tax withholding	(1,290)
Total Investment Income	3,417,522
Expenses:
Investment adviser	1,543,975
Administration and accounting	75,824
Chief compliance officer	8,084
Custodian	26,821
Shareholder servicing	9,942
Transfer agency	19,884
Trustee	17,692
Other	39,514
Total expenses	1,741,736
Net Expenses	1,741,736
Net Investment Income	1,675,786
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized gains from investment transactions	631,737
Change in unrealized appreciation on investments	30,524,230
Net realized/unrealized gains on investments	31,155,967
Change in Net Assets Resulting from Operations	$32,831,753

14	See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2023	For the year ended December 31, 2022
Investment Activities:
Operations:
Net investment income	$1,675,786	$1,308,874
Net realized gains from investment transactions	631,737	2,008,906
Change in unrealized appreciation (depreciation) on investments	30,524,230	(34,852,417)
Change in Net Assets Resulting from Operations	32,831,753	(31,534,637)
Distributions To Shareholders:
Total Distributions	(3,434,420)	(6,000,589)
Change in Net Assets Resulting from distributions to shareholders	(3,434,420)	(6,000,589)
Capital Share Transactions:
Proceeds from shares issued	10,808,134	12,205,790
Dividends reinvested	1,341,506	2,789,935
Cost of shares redeemed	(10,072,720)	(8,896,664)
Change in Net Assets Resulting from Capital Share Transactions	2,076,920	6,099,061
Change in Net Assets	31,474,253	(31,436,165)
Net Assets:
Beginning of year	191,429,917	222,866,082
End of year	$222,904,170	$191,429,917
Share Transactions:
Issued	281,535	337,500
Reinvested	34,389	77,628
Redeemed	(268,351)	(247,975)
Change in shares	47,573	167,153

See Notes to Financial Statements	15

Financial Statements	Boston Trust Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net Asset Value, Beginning of Period	$34.61	$41.55	$32.89	$29.55	$22.64

Investment Activities:
Operations:
Net investment income	0.30	0.24	0.20	0.27	0.24
Net realized/unrealized gains (losses) from investments	5.67	(6.08)	9.56	4.00	6.94
Total from investment activities	5.97	(5.84)	9.76	4.27	7.18
Distributions from:
Net investment income	(0.26)	(0.24)	(0.20)	(0.27)	(0.24)
Net realized gains from investment transactions	(0.36)	(0.86)	(0.90)	(0.66)	(0.03)
Total distributions	(0.62)	(1.10)	(1.10)	(0.93)	(0.27)

Net Asset Value, End of Period	$39.96	$34.61	$41.55	$32.89	$29.55

Total Return	17.29%	(14.16)%	29.77%	14.53%	31.74%

Ratios/Supplemental Data:
Net assets at end of year (000's)	$222,904	$191,430	$222,866	$168,487	$159,651
Ratio of net expenses to average net assets	0.85%	0.86%	0.85%	0.90%	0.91%
Ratio of net investment income to average net assets	0.81%	0.66%	0.53%	0.93%	0.88%
Portfolio turnover rate	6.19%	10.30%	7.33%	9.30%	2.61%

16	See Notes to Financial Statements

Boston Trust Midcap Fund
Schedule of Portfolio Investments	December 31, 2023

Common Stocks (98.8%)
	Shares	Fair Value ($)
Communication Services (3.2%)
Cable One, Inc.	2,890	1,608,545
Electronic Arts, Inc.	26,195	3,583,738
Omnicom Group, Inc.	25,445	2,201,247
		7,393,530
Consumer Discretionary (10.5%)
AutoZone, Inc. (a)	1,375	3,555,214
Carter's, Inc.	31,980	2,394,982
Choice Hotels International, Inc.	21,485	2,434,251
Columbia Sportswear Co.	29,265	2,327,738
Ross Stores, Inc.	39,055	5,404,821
Ulta Beauty, Inc. (a)	9,005	4,412,360
Williams-Sonoma, Inc.	17,115	3,453,465
		23,982,831
Consumer Staples (6.1%)
BJ's Wholesale Club Holdings, Inc. (a)	48,455	3,230,010
Church & Dwight Co., Inc.	23,170	2,190,955
Dollar General Corp.	17,895	2,432,825
Hershey (The) Co.	15,890	2,962,532
Sysco Corp.	42,000	3,071,460
		13,887,782
Energy (4.4%)
Baker Hughes Co.	183,895	6,285,531
Marathon Oil Corp.	158,715	3,834,555
		10,120,086
Financials (14.5%)
American Financial Group, Inc.	20,850	2,478,857
Brown & Brown, Inc.	45,915	3,265,016
Cboe Global Markets, Inc.	16,650	2,973,024
East West Bancorp, Inc.	35,600	2,561,420
Everest Re Group Ltd.	7,850	2,775,603
FactSet Research Systems, Inc.	10,310	4,918,385
M&T Bank Corp.	16,300	2,234,404
Northern Trust Corp.	38,425	3,242,301
SEI Investments Co.	82,310	5,230,800
T. Rowe Price Group, Inc.	31,530	3,395,466
		33,075,276
Health Care (14.4%)
Agilent Technologies, Inc.	24,515	3,408,320
Chemed Corp.	3,830	2,239,593
Cooper (The) Cos., Inc.	12,625	4,777,805
Laboratory Corp. of America Holdings	6,820	1,550,118
Medpace Holdings, Inc. (a)	12,300	3,770,319
Mettler-Toledo International, Inc. (a)	2,980	3,614,621
STERIS PLC	14,170	3,115,275
Teleflex, Inc.	10,695	2,666,691
Waters Corp. (a)	17,140	5,643,002
West Pharmaceutical Services, Inc.	5,645	1,987,717
		32,773,461
Industrials (19.6%)
A O Smith Corp.	36,395	3,000,404
AMETEK, Inc.	25,645	4,228,604
Broadridge Financial Solutions, Inc.	17,545	3,609,884
Cummins, Inc.	9,185	2,200,450
Donaldson Co., Inc.	57,355	3,748,149
Expeditors International of Washington, Inc.	27,990	3,560,328
Graco, Inc.	29,910	2,594,992
Hubbell, Inc.	8,745	2,876,493
Lincoln Electric Holdings, Inc.	16,485	3,584,828
Nordson Corp.	12,595	3,327,095
Paychex, Inc.	56,210	6,695,173
Rockwell Automation, Inc.	10,010	3,107,905
W.W. Grainger, Inc.	2,730	2,262,324
		44,796,629
Information Technology (10.7%)
Amdocs Ltd.	26,190	2,301,839
ANSYS, Inc. (a)	13,485	4,893,437
Check Point Software Technologies Ltd. (a)	16,575	2,532,494
F5, Inc. (a)	14,355	2,569,258
Fortinet, Inc. (a)	50,000	2,926,500
TE Connectivity Ltd.	28,770	4,042,185
Teradyne, Inc.	22,000	2,387,440
Zebra Technologies Corp., Class A (a)	10,330	2,823,499
		24,476,652
Materials (6.4%)
AptarGroup, Inc.	29,215	3,611,558
Avery Dennison Corp.	14,950	3,022,292
Ball Corp.	46,420	2,670,078
Packaging Corp. of America	14,970	2,438,763
RPM International, Inc.	26,365	2,943,125
		14,685,816
Real Estate (3.9%)
AvalonBay Communities, Inc.	14,460	2,707,201
CubeSmart	47,775	2,214,371
Jones Lang LaSalle, Inc. (a)	20,470	3,866,169
		8,787,741
Utilities (5.1%)
Atmos Energy Corp.	20,615	2,389,278
Essential Utilities, Inc.	71,300	2,663,055
Eversource Energy	73,790	4,554,319
ONE Gas, Inc.	32,390	2,063,891
		11,670,543
TOTAL COMMON STOCKS (Cost $167,569,271)		225,650,347

Investment Companies (0.8%)
Northern Institutional Treasury
Portfolio (Premier Class), 5.22% (b)	1,857,573	1,857,573
TOTAL INVESTMENT COMPANIES (Cost $1,857,573)		1,857,573
Total Investments (Cost $169,426,844) —99.6%(c)		227,507,920
Other assets in excess of liabilities — 0.4%		1,013,923
Net Assets — 100.0%		$228,521,843

See Notes to Financial Statements	17

Boston Trust Midcap Fund
Schedule of Portfolio Investments	December 31, 2023

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2023.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

18	See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investments, at fair value(cost $169,426,844)	$227,507,920
Cash	1,341,437
Dividend receivable	224,030
Receivable for capital shares issued	501,021
Prepaid expenses	18,778
Total Assets	229,593,186
Liabilities:
Payable for investments purchased	844,849
Payable for capital shares redeemed	23,660
Accrued expenses and other liabilities:
Investment adviser	141,977
Administration and accounting	14,357
Chief compliance officer	685
Custodian	2,517
Shareholder servicing fees	19,838
Transfer agent	4,507
Other	18,953
Total Liabilities	1,071,343
Net Assets	$228,521,843
Composition of Net Assets:
Paid in capital	$169,865,559
Total distributable earnings	58,656,284
Net Assets	$228,521,843
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,945,534
Net Asset Value, Offering Price and Redemption price per share	$22.98

Statement of Operations
For the year ended December 31, 2023

Investment Income:
Dividends	$3,037,794
Total Investment Income	3,037,794
Expenses:
Investment adviser	1,446,915
Administration and accounting	62,474
Chief compliance officer	7,547
Custodian	24,236
Shareholder servicing	233,935
Transfer agency	24,469
Trustee	16,778
Other	70,934
Gross expense before recoupment	1,887,288
Recoupment of prior expenses reimbursed by the investment adviser	42,027
Total expenses	1,929,315
Net Expenses	1,929,315
Net Investment Income	1,108,479
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	9,001,956
Change in unrealized appreciation on investments	15,103,204
Net realized/unrealized gains on investments	24,105,160
Change in Net Assets Resulting from Operations	$25,213,639

See Notes to Financial Statements	19

Financial Statements	Boston Trust Midcap Fund

Statements of Changes in Net Assets
	For the year ended December 31, 2023	For the year ended December 31, 2022
Investment Activities:
Operations:
Net investment income	$1,108,479	$710,622
Net realized gains from investment transactions	9,001,956	7,210,769
Change in unrealized appreciation (depreciation) on investments	15,103,204	(27,325,299)
Change in Net Assets Resulting from Operations	25,213,639	(19,403,908)
Distributions To Shareholders:
Total Distributions	(9,691,068)	(7,363,133)
Change in Net Assets Resulting from distributions to shareholders	(9,691,068)	(7,363,133)
Capital Share Transactions:
Proceeds from shares issued	79,231,729	37,031,229
Dividends reinvested	7,840,523	5,968,235
Cost of shares redeemed	(36,586,492)	(26,483,479)
Change in Net Assets Resulting from Capital Share Transactions	50,485,760	16,515,985
Change in Net Assets	66,008,331	(10,251,056)
Net Assets:
Beginning of year	162,513,512	172,764,568
End of year	$228,521,843	$162,513,512
Share Transactions:
Issued	3,603,931	1,654,281
Reinvested	355,257	271,407
Redeemed	(1,658,914)	(1,203,248)
Change in shares	2,300,274	722,440

20	See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net Asset Value, Beginning of Period	$21.26	$24.96	$21.02	$19.55	$15.78

Investment Activities:
Operations:
Net investment income	0.13	0.10	0.08	0.12	0.10
Net realized/unrealized gains (losses) from investments	2.60	(2.80)	5.09	1.60	4.39
Total from investment activities	2.73	(2.70)	5.17	1.72	4.49
Distributions from:
Net investment income	(0.10)	(0.09)	(0.10)	(0.12)	(0.09)
Net realized gains from investment transactions	(0.91)	(0.91)	(1.13)	(0.13)	(0.63)
Total distributions	(1.01)	(1.00)	(1.23)	(0.25)	(0.72)

Net Asset Value, End of Period	$22.98	$21.26	$24.96	$21.02	$19.55

Total Return	13.05%	(10.94)%	24.81%	8.81%	28.59%

Ratios/Supplemental Data:
Net assets at end of year (000's)	$228,522	$162,514	$172,765	$139,723	$145,305
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.57%	0.45%	0.36%	0.59%	0.67%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.98%	1.00%	1.00%	1.05%	1.04%
Portfolio turnover rate	26.29%	27.89%	19.72%	38.33%	18.46%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements	21

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	December 31, 2023

Common Stocks (98.5%)
	Shares	Fair Value ($)
Communication Services (2.7%)
Cable One, Inc.	8,890	4,948,085
Interpublic Group of (The) Cos., Inc.	320,395	10,457,693
Omnicom Group, Inc.	71,550	6,189,790
		21,595,568
Consumer Discretionary (11.0%)
Carter's, Inc.	100,055	7,493,119
Cavco Industries, Inc. (a)	17,381	6,024,602
Choice Hotels International, Inc.	89,150	10,100,695
Columbia Sportswear Co.	118,563	9,430,501
Service Corp. International	232,039	15,883,070
Texas Roadhouse, Inc.	65,920	8,057,402
TopBuild Corp. (a)	31,725	11,873,398
Williams-Sonoma, Inc.	88,371	17,831,500
		86,694,287
Consumer Staples (3.3%)
BJ's Wholesale Club Holdings, Inc. (a)	228,836	15,254,208
Flowers Foods, Inc.	470,535	10,591,743
		25,845,951
Energy (3.8%)
Cactus, Inc., Class A	208,025	9,444,335
Callon Petroleum Co. (a)	212,298	6,878,455
Core Laboratories, Inc.	304,420	5,376,057
Helmerich & Payne, Inc.	230,275	8,340,561
		30,039,408
Financials (15.1%)
American Financial Group, Inc.	98,300	11,686,887
Cboe Global Markets, Inc.	83,325	14,878,512
Cohen & Steers, Inc.	80,685	6,110,275
Commerce Bancshares, Inc.	103,578	5,532,082
East West Bancorp, Inc.	138,345	9,953,923
FactSet Research Systems, Inc.	34,795	16,598,955
International Bancshares Corp.	61,256	3,327,426
Jack Henry & Associates, Inc.	51,845	8,471,991
Northern Trust Corp.	112,025	9,452,670
SEI Investments Co.	245,440	15,597,712
Selective Insurance Group, Inc.	105,990	10,543,885
UMB Financial Corp.	85,093	7,109,520
		119,263,838
Health Care (13.2%)
Charles River Laboratories
International, Inc. (a)	68,800	16,264,320
Chemed Corp.	24,210	14,156,798
Cooper (The) Cos., Inc.	47,100	17,824,524
Medpace Holdings, Inc. (a)	57,885	17,743,489
Revvity, Inc.	61,632	6,736,994
Teleflex, Inc.	53,919	13,444,163
Waters Corp. (a)	55,125	18,148,804
		104,319,092
Industrials (21.4%)
A O Smith Corp.	140,335	11,569,217
Allegion PLC	64,700	8,196,843
Applied Industrial Technologies, Inc.	65,700	11,345,733
Donaldson Co., Inc.	214,970	14,048,289
ExlService Holdings, Inc. (a)	447,077	13,792,325
Expeditors International of Washington, Inc.	99,950	12,713,640
Hubbell, Inc.	33,030	10,864,558
IDEX Corp.	54,471	11,826,199
Lincoln Electric Holdings, Inc.	55,675	12,107,086
Masco Corp.	87,603	5,867,649
Nordson Corp.	62,379	16,478,037
Paycom Software, Inc.	61,082	12,626,871
Robert Half International, Inc.	71,443	6,281,269
Snap-on, Inc.	45,360	13,101,782
The Toro Co.	82,665	7,935,013
		168,754,511
Information Technology (13.0%)
Akamai Technologies, Inc. (a)	89,475	10,589,366
Amdocs Ltd.	123,070	10,816,622
Check Point Software Technologies Ltd. (a)	50,300	7,685,337
Dolby Laboratories, Inc., Class A	89,810	7,739,826
F5, Inc. (a)	88,375	15,817,357
Manhattan Associates, Inc. (a)	24,553	5,286,752
NetApp, Inc.	107,860	9,508,938
Progress Software Corp.	194,375	10,554,563
Qualys, Inc. (a)	79,359	15,576,585
Zebra Technologies Corp., Class A (a)	33,795	9,237,187
		102,812,533
Materials (6.3%)
AptarGroup, Inc.	99,290	12,274,230
Avery Dennison Corp.	51,950	10,502,212
Packaging Corp. of America	50,740	8,266,053
RPM International, Inc.	114,350	12,764,891
Silgan Holdings, Inc.	126,265	5,713,491
		49,520,877
Real Estate (6.6%)
Camden Property Trust	50,299	4,994,188
CubeSmart	186,350	8,637,323
Jones Lang LaSalle, Inc. (a)	76,075	14,368,285
Lamar Advertising Co., Class A	87,935	9,345,732
Physicians Realty Trust	502,130	6,683,350
STAG Industrial, Inc.	215,298	8,452,599
		52,481,477
Utilities (2.1%)
Atmos Energy Corp.	41,725	4,835,928
IDACORP, Inc.	51,845	5,097,400
ONE Gas, Inc.	101,820	6,487,970
		16,421,298
TOTAL COMMON STOCKS (Cost $665,835,725)		777,748,840

22	See Notes to Financial Statements

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	December 31, 2023

Investment Companies (1.5%)
	Shares	Fair Value ($)
Northern Institutional Treasury
Portfolio (Premier Class), 5.22% (b)	11,730,244	11,730,244
TOTAL INVESTMENT COMPANIES (Cost $11,730,244)		11,730,244
Total Investments (Cost $677,565,969) — 100.0%(c)		789,479,084
Other assets in excess of liabilities — 0.0%		353,999
Net Assets — 100.0%		$789,833,083

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2023.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

See Notes to Financial Statements	23

Financial Statements	Boston Trust SMID Cap Fund

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investments, at fair value(cost $677,565,969)	$789,479,084
Dividend receivable	775,691
Receivable for investments sold	1,230,680
Receivable for capital shares issued	771,514
Prepaid expenses	48,518
Total Assets	792,305,487
Liabilities:
Payable for investments purchased	516,002
Payable for capital shares redeemed	206,530
Payable to Custodian	1,209,495
Accrued expenses and other liabilities:
Investment adviser	431,955
Administration and accounting	36,736
Chief compliance officer	2,296
Custodian	7,557
Transfer agent	4,004
Other	57,829
Total Liabilities	2,472,404
Net Assets	$789,833,083
Composition of Net Assets:
Paid in capital	$687,187,336
Total distributable earnings	102,645,747
Net Assets	$789,833,083
Shares outstanding (par value $0.01, unlimited number of shares authorized)	34,232,899
Net Asset Value, Offering Price and Redemption price per share	$23.07

Statement of Operations
For the year ended December 31, 2023

Investment Income:
Dividends	$10,630,927
Less: Foreign tax withholding	(375)
Total Investment Income	10,630,552
Expenses:
Investment adviser	4,776,295
Administration and accounting	199,601
Chief compliance officer	27,731
Custodian	87,158
Transfer agency	26,080
Trustee	61,162
Other	210,525
Total expenses before fee reductions	5,388,552
Fees contractually reduced by the investment adviser	(612,046)
Net Expenses	4,776,506
Net Investment Income	5,854,046
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized loss from investment transactions	(4,442,009)
Change in unrealized appreciation on investments	90,053,741
Net realized/unrealized gains on investments	85,611,732
Change in Net Assets Resulting from Operations	$91,465,778

24	See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Statements of Changes in Net Assets
	For the year ended December 31, 2023	For the year ended December 31, 2022
Investment Activities:
Operations:
Net investment income	$5,854,046	$4,698,043
Net realized gains/(loss) from investment transactions	(4,442,009)	44,130,396
Change in unrealized appreciation (depreciation) on investments	90,053,741	(121,384,207)
Change in Net Assets Resulting from Operations	91,465,778	(72,555,768)
Distributions To Shareholders:
Total Distributions	(6,159,511)	(20,356,159)
Change in Net Assets Resulting from distributions to shareholders	(6,159,511)	(20,356,159)
Capital Share Transactions:
Proceeds from shares issued	274,481,597	156,173,450
Dividends reinvested	4,946,955	13,637,139
Cost of shares redeemed	(108,356,325)	(53,318,588)
Cost of in-kind shares redeemed (a)	—	(105,672,275)
Change in Net Assets Resulting from Capital Share Transactions	171,072,227	10,819,726
Change in Net Assets	256,378,494	(82,092,201)
Net Assets:
Beginning of year	533,454,589	615,546,790
End of year	$789,833,083	$533,454,589
Share Transactions:
Issued	13,185,673	7,188,415
Reinvested	225,682	646,004
Redeemed	(5,130,119)	(2,478,045)
Redeemed in-kind (a)	—	(4,710,076)
Change in shares	8,281,236	646,298

(a)	See Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements	25

Financial Statements	Boston Trust SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2023	For the year ended December 31, 2022		For the year ended December 31, 2021		For the year ended December 31, 2020		For the year ended December 31, 2019
Net Asset Value, Beginning of Period	$20.56	$24.32		$19.23		$17.90		$14.63

Investment Activities:
Operations:
Net investment income	0.20	0.19		0.17		0.12		0.14
Net realized/unrealized gains (losses) from investments	2.49	(3.10)		5.66		1.36		3.76
Total from investment activities	2.69	(2.91)		5.83		1.48		3.90
Distributions from:
Net investment income	(0.16)	(0.21)		(0.19)		(0.13)		(0.12)
Net realized gains from investment transactions	(0.02)	(0.64)		(0.55)		(0.02)		(0.51)
Total distributions	(0.18)	(0.85)		(0.74)		(0.15)		(0.63)

Net Asset Value, End of Period	$23.07	$20.56		$24.32		$19.23		$17.90

Total Return	13.14%	(12.04)%		30.46%		8.26%		26.74%

Ratios/Supplemental Data:
Net assets at end of year (000's)	$789,833	$533,455		$615,547		$226,075		$126,376
Ratio of net expenses to average net assets	0.75%	0.75%		0.75%		0.75%		0.75%
Ratio of net investment income to average net assets	0.92%	0.89%		0.80%		0.89%		0.85%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.85%	0.86%		0.85%		0.91%		0.95%
Portfolio turnover rate	31.10%	27.54	%(b)	35.83	%(b)	51.26	%(b)	24.08%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.

26	See Notes to Financial Statements

Annual ESG Impact Report	December 31, 2023

Read Boston Trust Walden’s Annual ESG Impact Report online when it becomes available in March 2024. The report can be found at: www.bostontrustwalden.com/insight-cat/impact-investing/

In this report, we share examples of actions taken to accelerate progress in the areas of climate risk, equality, and governance, and offer industry-leading measurements and disclosure on the impact of our initiatives.

27

Boston Trust Walden Balanced Fund

Boston Trust Walden Equity Fund

December 31, 2023

Balanced Fund Portfolio Management

Stephen J. Amyouny, CFA

Lead Portfolio Manager

Tchintcia S. Barros, CFA

Co-Portfolio Manager

Sean A. Cameron, CFA

Co-Portfolio Manager

Equity Fund Portfolio Management

Tchintcia S. Barros, CFA

Lead Portfolio Manager

Stephen J. Amyouny, CFA

Co-Portfolio Manager

Mark B. Zagata, CFA

Co-Portfolio Manager

Boston Trust Walden Inc.

Balanced Fund Objective

The Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Equity Fund Objective

The Fund seeks long-term growth of capital through an actively managed portfolio of stocks.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of these Funds will fluctuate as the value of the securities in the portfolio changes.

Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in emerging markets.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Intermediate term, higher quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Cash equivalents offer low risk and low return potential.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust Walden Balanced Fund and the Boston Trust Walden Equity Fund returned 12.18% and 16.29%, respectively for the 12-month period ended December 31, 2023. The relevant market indices, the S&P 500 Index and the Bloomberg U.S. Government/Credit Bond Index, returned 26.29% and 5.72%, respectively, for the year.

The S&P 500 Index returned 26.29% in 2023, posting a strong return after delivering a -18.11% total return in the prior year. While the Funds’ valuation discipline provided downside protection in 2022, this valuation discipline weighed on relative performance in 2023 as more speculatively priced pockets of the equity market delivered outsized returns.

Examining through an equity sector lens, information technology represented the sector exhibiting particular strength during the year. The market continued to favor information technology companies such as software-oriented businesses and semiconductor firms with strong growth prospects; in particular, companies with perceived leverage to the emerging artificial intelligence (AI) industry performed exceptionally well. For the full year, the three standout sectors were information technology, communication services, and consumer discretionary – three sectors that tend to exhibit attractive growth profiles. Conversely, energy and utilities – two of the more traditional value sectors — represented the two sectors that declined in total return terms in 2023. Overall, the Funds maintain broad diversification across several sectors and industries in the strategies’ holdings.

The Balanced Fund’s high-quality focus within investment grade fixed income served as a detractor to relative performance in 2023 as lower quality credits generally outperformed higher quality fixed income securities. Nonetheless, as spreads on corporate bonds tightened, the Fund benefitted in absolute terms across its corporate bond holdings. Moreover, a primary determinant of fixed income returns is the interest rate sensitivity, or duration, of portfolio holding. The Balanced Fund maintained a below index duration relative to the Bloomberg U.S. Government/Credit Bond Index in the first half of the year and then increased the duration of the Fund to neutral in the second half of the year as it became clear the Federal Reserve was nearing the end of its hiking cycle. These moves have helped lock in more attractive fixed income yields priced at higher levels.

Outlook

The real US Gross Domestic Product increased by 2.5% in 2023, compared with an increase of 1.9% in 2022 and 6% in 2021. The probability of a recession within the next year still exists in response to the Fed’s commitment to getting inflation under control and pockets of stress in the banking sector weighing on consumer and business sentiment. Nonetheless, while we expect economic and corporate profit growth to moderate, we believe that present equity valuations largely reflect these expectations. We acknowledge, however, that the prospect of tighter financial conditions remains a powerful force and the unwinding of the US Federal Reserve's balance sheet may weigh on sentiment and near-term returns.

Despite the modestly constructive outlook, we remain vigilant for risks. Among the most pressing are segments of the market that continue to exhibit elevated valuations, geopolitical and military risks that threaten global trade and stability, banking system stresses becoming more broad-based, and the potential for inflation to remain elevated longer term. This latter issue may hamper discretionary consumer spending as well as corporate profits for companies unable to pass along higher input prices. We remain focused on identifying and investing in a diversified portfolio of high-quality securities at reasonable valuations. We believe that this long-held discipline will allow the strategy to capitalize on our outlook for economic strength yet effectively navigate risks along the way, thereby achieving an attractive risk-adjusted return performance pattern over full market cycles.*

* Portfolio composition is subject to change.

28

Investment Performance (Unaudited)	Boston Trust Walden Balanced Fund
Boston Trust Walden Equity Fund
December 31, 2023

	For the periods ended 12/31/23
	Average Annual Total Returns
							Since Inception
	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(6/20/99)
Boston Trust Walden Balanced Fund	12.18%	4.96%	9.14%	7.47%	8.79%	6.57%	5.88%
Boston Trust Walden Equity Fund	16.29%	8.77%	14.03%	10.76%	12.59%	8.90%	7.57%
S&P 500 Total Return Index	26.29%	10.00%	15.69%	12.03%	13.97%	9.69%	7.30%
Bloomberg U.S. Government/Credit Bond Index	5.72%	-3.53%	1.41%	1.97%	2.77%	3.24%	4.10%
FTSE 3-Month U.S. Treasury Bill Index	5.26%	2.24%	1.91%	1.26%	0.87%	1.42%	1.78%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Balanced Fund is measured against a combination of equity and fixed income indices. The Boston Trust Walden Equity Fund is measured against the Standard & Poor’s 500 Total Return Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg U.S. Government/Credit Bond Index is a component of the Bloomberg U.S. Aggregate Bond Index. The FTSE 3-Month U.S. T-Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Boston Trust Walden Balanced Fund

Fund Net Asset Value:	$21.81
Gross Expense Ratio[1]:	1.00%

Boston Trust Walden Equity Fund

Fund Net Asset Value:	$34.09
Gross Expense Ratio[1]:	1.02%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from each Fund’s prospectus dated May 1, 2023. The contractual fee limit under each Fund’s expense limitation agreement is 1.00% of each Fund’s average annual net assets, subject to certain limitations as described in each Fund’s prospectus. Please see each Fund’s most recent prospectus for details. The investment performance may reflect fee recoupments. If such fee recoupments had not occurred, the quoted performance would have been higher. The contractual fee waivers continue through May 1, 2024 and may be renewed thereafter. Additional information pertaining to each Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights included in this report.

29

Boston Trust Walden Midcap Fund

December 31, 2023

Stephen J. Amyouny, CFA

Lead Portfolio Manager

Richard Q. Williams, CFA

Co-Portfolio Manager

Mark Zagata, CFA

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Mid cap funds typically carry additional risks since smaller companies generally have a higher risk of failure.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust Walden Midcap Fund returned 13.88% in calendar year 2023, trailing the Russell Midcap®Index return of 17.23%.

The Adviser's analysis of the year suggests the Fund’s valuation discipline (which seeks to identify the stocks of companies that are reasonably valued) detracted from performance results.

Outlook

The valuation of the mid cap market (as measured by the Russell Midcap®Index price-to-earnings ratio) as of the end of 2023 was approximately in line with historical averages. The Adviser believes that pockets of speculative valuation exist, however, and remain a risk. Further, index earnings may have reached a new record in 2023, and the increasingly supportive economic backdrop suggests this trajectory may continue in 2024.

The Adviser believes that over the long-term, companies with stronger fundamentals generate superior returns. The Adviser believes that a well-diversified Fund comprised of reasonably valued stocks of higher quality companies will add value over full market cycles. A full market cycle includes one bear and one bull market.*

* Portfolio composition is subject to change.

30

Investment Performance (Unaudited)	Boston Trust Walden Midcap Fund
December 31, 2023

	For the periods ended 12/31/23
	Average Annual Total Returns
					Since Inception
	1 Year	3 Years	5 Years	10 Years	(8/1/11)
Boston Trust Walden Midcap Fund	13.88%	8.21%	12.09%	9.73%	10.77%
Russell MidCap®Index	17.23%	5.92%	12.68%	9.42%	11.13%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden Midcap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Boston Trust Walden Midcap Fund is measured against the Russell Midcap®Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap®Index is a subset of the Russell 1000®Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap®Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$21.49
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights included in this report.

31

Boston Trust Walden SMID Cap Fund

December 31, 2023

Kenneth P. Scott, CFA

Lead Portfolio Manager

Richard Q. Williams, CFA

Co-Portfolio Manager

Leanne Moore

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“SMID cap”) companies.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

SMID cap companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust Walden SMID Cap Fund returned 16.39% in the calendar year 2023, trailing the Russell 2500™ Index return of 17.42%.

Despite the strong absolute market return, analysis of the data suggests there was no evidence of a performance headwind due to the Fund’s investment style. Thus, the Adviser attributes the performance shortfall to unfavorable stock selection during the year, although the Fund’s avoidance of the energy and utilities sectors was additive.

Outlook

The valuation of the small-mid cap market (as measured by the Russell 2500™ Index price-to-earnings ratio) as of the end of 2023 was approximately in line with historical averages. The Adviser believes that pockets of speculative valuation exist, however, and remain a risk. Further, index earnings may have reached a new record in 2023, and the increasingly supportive economic backdrop suggests this trajectory may continue in 2024.

The Adviser believes that over the long-term, companies with stronger fundamentals generate superior returns. The Adviser believes that a well-diversified Fund comprised of reasonably valued stocks of higher quality companies will add value over full market cycles. A full market cycle includes one bear and one bull market.*

* Portfolio composition is subject to change.

32

Investment Performance (Unaudited)	Boston Trust Walden SMID Cap Fund
December 31, 2023

	For the periods ended 12/31/23
	Average Annual Total Returns
					Since Inception
	1 Year	3 Years	5 Years	10 Years	(6/28/12)
Boston Trust Walden SMID Cap Fund	16.39%	8.94%	12.22%	9.09%	11.31%
Russell 2500™ Index	17.42%	4.24%	11.67%	8.36%	11.27%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden SMID Cap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “SMID” cap. The Russell 2500™ Index is a subset of the Russell 3000®Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$22.70
Gross Expense Ratio[1]:	1.01%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waivers continue through May 1, 2024 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights included in this report.

33

Boston Trust Walden Small Cap Fund

December 31, 2023

Kenneth P. Scott, CFA

Lead Portfolio Manager

Richard Q. Williams, CFA

Co-Portfolio Manager

Leanne Moore

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust Walden Small Cap Fund returned 10.09% in the calendar year 2023, trailing the Russell 2000®Index return of 16.93%.

Despite the strong absolute return in the market, analysis of the data suggests there was no evidence of a performance headwind due to the Fund’s investment style. Thus, the Adviser attributes the performance shortfall to unfavorable stock selection during the year, a contrast to the prior two years, when the Fund enjoyed both style tailwinds and incrementally favorable performance of strategy holdings relative to the high quality opportunity set.

Outlook

The valuation of the small cap market (as measured by the Russell 2000®Index price-to-earnings ratio) as of the end of 2023 was approximately in line with historical averages. The Adviser believes that pockets of speculative valuation exist, however, and remain a risk. Further, index earnings may have reached a new record in 2023, and the increasingly supportive economic backdrop suggests this trajectory may continue in 2024.

The Adviser believes that over the long-term, companies with stronger fundamentals generate superior returns. The Adviser believes that a well-diversified Fund comprised of reasonably valued stocks of higher quality companies will add value over full market cycles. A full market cycle includes one bear and one bull market.*

* Portfolio composition is subject to change.

34

Investment Performance (Unaudited)	Boston Trust Walden Small Cap Fund
December 31, 2023

	For the periods ended 12/31/23
	Average Annual Total Returns
							Since Inception
	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(12/31/94)
Boston Trust Walden Small Cap Fund	10.09%	8.66%	12.51%	8.41%	11.87%	9.52%	10.66%
Russell 2000®Index	16.93%	2.22%	9.97%	7.16%	11.30%	8.11%	8.94%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Small Cap Fund is measured against the Russell 2000®Index, which is an unmanaged index that tracks the performance of the small-cap segment of the U.S. equity universe. The Russell 2000®Index is a subset of the Russell 3000®Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$16.99
Gross Expense Ratio[1]:	1.04%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waivers continue through May 1, 2024 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights included in this report.

35

Boston Trust Walden International Equity Fund

December 31, 2023

Nathaniel J. Riley, CFA

Co-Portfolio Manager

David A. Sandell, CFA

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.

Investment Concerns

Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments and differing auditing and legal standards. These risks are magnified in emerging markets.

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Mid-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

For the 12-month period ended December 31, 2023, the Boston Trust Walden International Equity Fund posted a total return of 16.19%. The Fund’s return trailed its primary benchmark, the MSCI World ex-USA Index (net), which posted a return of 17.94% for the year.

International equity markets had a choppy year. After a strong start to 2023, the banking crisis, that began in the US with Silicon Valley Bank, quickly affected markets around the world. In addition to the concern around the health of banks and the banking system, investors also considered the broader effects of a possible financial crisis. But investors quickly regained confidence as central banks showed their willingness to protect against widespread contagion, and stocks rebounded. Later in the year, price inflation in many parts of the world, and the consequent monetary policy responses, weighed on equities. But this downturn also reversed when, in the final quarter of the year, inflation statistics showed a general deceleration and central banks indicated that they may soon begin to curtail their restrictive monetary policies. Such a move could benefit corporations and asset prices generally, and the market responded accordingly.

The rise in international markets was widespread. Of the 18 countries represented in the Fund, all but two had a positive return during 2023. Those two included Hong Kong, which suffered from China’s economic volatility through the year, and Norway, represented by a single Energy stock that was down slightly. Among sectors, all but one had a positive return during 2023 in the Fund, though there was a wide dispersion of returns across sectors. The Fund’s holdings within Real Estate sector fared the worst, with a decline of 4.5%, due to underperformance of Hong Kong real estate companies. Holdings in Information Technology performed best, with a rise of 34.0%, helped by strong performance of semiconductor equipment and software holdings.

Turning to other market dynamics, fundamental business quality, as measured by the Adviser’s proprietary metric, was a modest detractor to performance relative to the benchmark. Stocks with poor quality profiles outperformed those with average or high quality profiles during 2023. The quality factor is typically a driver of relative returns for the Fund since the Fund generally maintains a positive exposure on this factor relative to the benchmark.

Because the Fund is priced in US dollars, but its holdings are predominantly denominated in other currencies, the weakening US dollar during 2023 affected reported, USD-denominated, returns. While the MSCI World ex-USA Index (net) return in US dollars was 17.9% for the year, the same index’s return measured in local currency was 15.8%. The difference of 2.1% is due to the depreciation of the US dollar relative to the basket of currencies represented by the Index constituents. Because the Fund holdings represent roughly the same basket of currencies as the Index, the Adviser estimates that the Fund’s reported returns were affected by the dollar’s decline by a similar magnitude.*

* Portfolio composition is subject to change.

36

Investment Performance (Unaudited)	Boston Trust Walden International Equity Fund
December 31, 2023

	For the periods ended 12/31/23
	Average Annual Total Returns
				Since Inception
	1 Year	3 Years	5 Years	(6/9/15)
Boston Trust Walden International Equity Fund	16.19%	4.63%	8.16%	5.04%
MSCI World ex-USA Index (Net)	17.94%	4.42%	8.45%	4.96%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a hypothetical $1,000,000 investment in the Boston Trust Walden International Equity Fund from June 9, 2015 to December 31, 2023, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden International Equity Fund Fund is measured against the MSCI World ex-USA Index. The MSCI World ex-USA Index captures large- and mid-cap representation of developed markets countries (excluding the United States) which represents the largest securities in developed countries equity markets (excluding the United States) based on all investable equity securities. Index returns reflect neither the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$13.42
Gross Expense Ratio[1]:	0.93%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights included in this report.

37

Boston Trust Walden Balanced Fund
Schedule of Portfolio Investments	December 31, 2023

Common Stocks (68.4%)

	Shares	Fair Value ($)
Communication Services (6.3%)
Alphabet, Inc., Class A (a)	20,000	2,793,800
Alphabet, Inc., Class C (a)	42,300	5,961,339
Comcast Corp., Class A	37,575	1,647,664
		10,402,803
Consumer Discretionary (5.2%)
AutoZone, Inc. (a)	780	2,016,776
Lowe's Cos., Inc.	5,800	1,290,790
NIKE, Inc., Class B	17,000	1,845,690
Ross Stores, Inc.	13,000	1,799,070
Starbucks Corp.	16,340	1,568,803
		8,521,129
Consumer Staples (3.9%)
Costco Wholesale Corp.	4,200	2,772,336
Dollar General Corp.	7,000	951,650
PepsiCo, Inc.	16,240	2,758,202
		6,482,188
Energy (4.0%)
ConocoPhillips	39,580	4,594,050
Schlumberger NV	38,690	2,013,428
		6,607,478
Financials (10.4%)
Chubb Ltd.	9,500	2,147,000
FactSet Research Systems, Inc.	3,000	1,431,150
JPMorgan Chase & Co.	26,875	4,571,438
Marsh & McLennan Cos., Inc.	8,000	1,515,760
Northern Trust Corp.	13,285	1,120,988
T. Rowe Price Group, Inc.	10,000	1,076,900
US Bancorp	25,990	1,124,847
Visa, Inc., Class A	16,465	4,286,663
		17,274,746
Health Care (10.6%)
Agilent Technologies, Inc.	8,000	1,112,240
Becton, Dickinson and Co.	7,250	1,767,768
Cooper (The) Cos., Inc.	3,000	1,135,320
Johnson & Johnson	21,410	3,355,803
Merck & Co., Inc.	18,970	2,068,109
Stryker Corp.	9,250	2,770,005
UnitedHealth Group, Inc.	6,750	3,553,672
Waters Corp. (a)	5,425	1,786,073
		17,548,990
Industrials (7.4%)
Automatic Data Processing, Inc.	6,695	1,559,734
Cummins, Inc.	4,980	1,193,059
Deere & Co.	5,500	2,199,285
Donaldson Co., Inc.	15,060	984,171
Hubbell, Inc.	7,000	2,302,510
Union Pacific Corp.	9,755	2,396,023
United Parcel Service, Inc., Class B	10,000	1,572,300
		12,207,082
Information Technology (18.3%)
Accenture PLC, Class A	12,000	4,210,920
Adobe, Inc. (a)	4,000	2,386,400
Analog Devices, Inc.	8,745	1,736,407
Apple, Inc.	36,265	6,982,100
Applied Materials, Inc.	3,000	486,210
Cisco Systems, Inc.	35,515	1,794,218
Microsoft Corp.	31,275	11,760,651
TE Connectivity Ltd.	6,500	913,250
		30,270,156
Materials (1.8%)
Air Products and Chemicals, Inc.	6,365	1,742,737
AptarGroup, Inc.	10,500	1,298,010
		3,040,747
Utilities (0.5%)
Eversource Energy	13,755	848,959
TOTAL COMMON STOCKS (Cost $42,740,689)		113,204,278

Corporate Bonds (9.3%)

	Principal Amount ($)
Communication Services (0.8%)
Comcast Corp., 3.95%, 10/15/25	250,000	246,634
Comcast Corp., 3.30%, 4/1/27	250,000	241,188
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	825,179
		1,313,001
Consumer Discretionary (1.8%)
Home Depot, Inc., 1.38%, 3/15/31	1,500,000	1,227,500
NIKE, Inc., 2.75%, 3/27/27	500,000	476,444
Starbucks Corp., 2.45%, 6/15/26,
Callable 3/15/26 @ 100	350,000	333,196
Toyota Motor Credit Corp., 1.45%, 1/13/25, MTN	1,000,000	965,148
		3,002,288
Consumer Staples (0.8%)
The Estee Lauder Cos., Inc., 1.95%, 3/15/31	1,675,000	1,405,213

Financials (0.8%)
John Deere Capital, 2.80%, 7/18/29, MTN	350,000	325,127
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	476,488
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	96,492
Mastercard, Inc., 3.30%, 3/26/27	150,000	145,566
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	268,373
		1,312,046
Health Care (1.8%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	97,951
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	239,254
Pfizer, Inc., 3.40%, 5/15/24	100,000	99,281
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,108,780
Stryker Corp., 1.15%, 6/15/25	100,000	94,559

38	See Notes to Financial Statements

Boston Trust Walden Balanced Fund
Schedule of Portfolio Investments	December 31, 2023

Corporate Bonds (continued)

	Principal Amount ($)	Fair Value ($)
Health Care (continued)
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	292,736
UnitedHealth Group, Inc., 2.87%, 8/15/29	1,200,000	1,115,388
		3,047,949
Industrials (0.7%)
3M Co., 3.00%, 8/7/25, MTN	250,000	242,471
Hubbell, Inc., 3.35%, 3/1/26,
Callable 12/1/25 @ 100	145,000	140,487
Hubbell, Inc., 3.50%, 2/15/28	150,000	143,832
Hubbell, Inc., 2.30%, 3/15/31	500,000	421,036
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	190,095
		1,137,921
Information Technology (1.2%)
Apple, Inc., 3.00%, 6/20/27	200,000	192,422
Apple, Inc., 2.20%, 9/11/29	350,000	316,925
Intel Corp., 3.90%, 3/25/30	1,000,000	971,188
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	296,481
Oracle Corp., 2.50%, 4/1/25	200,000	193,365
		1,970,381
Materials (0.8%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,246,962

Utilities (0.6%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	933,409
TOTAL CORPORATE BONDS (Cost $16,716,016)		15,369,170

Municipal Bonds (0.4%)
Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	269,433

Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	395,935
TOTAL MUNICIPAL BONDS (Cost $857,050)		665,368

U.S. Government & U.S. Government Agency Obligations (20.2%)
Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	239,476
2.85%, 3/2/28	750,000	718,084
		957,560

Federal Home Loan Bank (0.8%)
5.50%, 7/15/36	700,000	792,881
2.87%, 9/13/24	500,000	492,985
		1,285,866
Federal National Mortgage Association (1.3%)
2.13%, 4/24/26	1,250,000	1,194,830
1.88%, 9/24/26	1,000,000	943,590
		2,138,420
Government National Mortgage Association (0.0%)(b)
4.00%, 9/15/41	25,864	25,120
4.00%, 9/15/40	9,040	8,735
		33,855
U.S. Treasury Bond (2.1%)
3.87%, 5/15/43	3,725,000	3,564,359

U.S. Treasury Inflation Index Note (3.7%)
0.75%, 7/15/28	612,850	587,185
0.25%, 7/15/29	1,202,810	1,113,371
0.13%, 1/15/32	4,800,361	4,227,332
		5,927,888
U.S. Treasury Note (11.8%)
2.75%, 8/15/32	9,575,000	8,785,437
3.87%, 8/15/33	10,750,000	10,758,398
		19,543,835
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,222,766)		33,451,783

Investment Companies (0.8%)

	Shares
Northern Institutional Treasury Portfolio (Premier Class), 5.22% (c)	1,357,140	1,357,140
TOTAL INVESTMENT COMPANIES (Cost $1,357,140)		1,357,140
Total Investments (Cost $94,893,661) — 99.1%(d)		164,047,739
Other assets in excess of liabilities — 0.9%		1,543,400
Net Assets — 100.0%		$165,591,139

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of December 31, 2023.
(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements	39

Financial Statements	Boston Trust Walden Balanced Fund

Statement of Assets and Liabilities

December 31, 2023

Assets:
Investments, at fair value(cost $94,893,661)	$164,047,739
Cash	1,014,574
Interest and dividends receivable	626,902
Receivable for tax reclaims	1,634
Receivable for capital shares issued	63,462
Prepaid expenses	13,758
Total Assets	165,768,069

Liabilities:
Payable for capital shares redeemed	30,810
Accrued expenses and other liabilities:
Investment adviser	104,011
Administration and accounting	13,655
Chief compliance officer	518
Custodian	1,566
Shareholder servicing fees	13,715
Transfer agent	3,900
Other	8,755
Total Liabilities	176,930
Net Assets	$165,591,139
Composition of Net Assets:
Paid in capital	$96,278,592
Total distributable earnings	69,312,547
Net Assets	$165,591,139
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,591,566
Net Asset Value, Offering Price and Redemption price per share	$21.81

Statement of Operations

For the year ended December 31, 2023

Investment Income:
Dividends	$1,924,662
Interest	1,652,721
Less: Foreign tax withholding	(1,226)
Total Investment Income	3,576,157
Expenses:
Investment adviser	1,217,430
Administration and accounting	61,672
Chief compliance officer	6,323
Custodian	22,842
Shareholder servicing	162,240
Transfer agency	19,696
Trustee	13,698
Other	49,928
Gross expense before recoupment	1,553,829
Recoupment of prior expenses reimbursed by the investment adviser	33,272
Total expenses	1,587,101
Net Expenses	1,587,101
Net Investment Income	1,989,056
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	11,201,212
Change in unrealized appreciation on investments	5,460,687
Net realized/unrealized gains on investments	16,661,899
Change in Net Assets Resulting from Operations	$18,650,955

40	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Balanced Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2023	For the year ended December 31, 2022
Investment Activities:
Operations:
Net investment income	$1,989,056	$1,807,608
Net realized gains from investment transactions	11,201,212	3,132,343
Change in unrealized appreciation (depreciation) on investments	5,460,687	(33,303,817)
Change in Net Assets Resulting from Operations	18,650,955	(28,363,866)
Distributions To Shareholders:
Total Distributions	(11,929,599)	(6,389,731)
Change in Net Assets Resulting from distributions to shareholders	(11,929,599)	(6,389,731)
Capital Share Transactions:
Proceeds from shares issued	12,818,999	16,120,035
Dividends reinvested	9,451,290	5,165,518
Cost of shares redeemed	(42,262,120)	(17,206,499)
Change in Net Assets Resulting from Capital Share Transactions	(19,991,831)	4,079,054
Change in Net Assets	(13,270,475)	(30,674,543)
Net Assets:
Beginning of year	178,861,614	209,536,157
End of year	$165,591,139	$178,861,614
Share Transactions:
Issued	583,821	738,110
Reinvested	443,514	238,703
Redeemed	(1,965,659)	(778,128)
Change in shares	(938,324)	198,685

See Notes to Financial Statements	41

Financial Statements	Boston Trust Walden Balanced Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net Asset Value, Beginning of Period	$20.97	$25.15	$21.82	$20.76	$17.06

Investment Activities:
Operations:
Net investment income	0.27	0.22	0.14	0.17	0.19
Net realized/unrealized gains (losses) from investments	2.24	(3.63)	4.07	1.54	3.85
Total from investment activities	2.51	(3.41)	4.21	1.71	4.04
Distributions from:
Net investment income	(0.25)	(0.22)	(0.14)	(0.17)	(0.20)
Net realized gains from investment transactions	(1.42)	(0.55)	(0.74)	(0.48)	(0.14)
Total distributions	(1.67)	(0.77)	(0.88)	(0.65)	(0.34)
Net Asset Value, End of Period	$21.81	$20.97	$25.15	$21.82	$20.76
Total Return	12.18%	(13.67)%	19.38%	8.26%	23.70%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$165,591	$178,862	$209,536	$177,383	$157,892
Ratio of net expenses to average net assets	0.98%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.23%	0.98%	0.60%	0.84%	1.01%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.96%	0.99%	1.00%	1.02%	1.02%
Portfolio turnover rate	11.76%	28.62%	20.88%	18.73%	12.99%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

42	See Notes to Financial Statements

Boston Trust Walden Equity Fund
Schedule of Portfolio Investments	December 31, 2023

Common Stocks (99.2%)

	Shares	Fair Value ($)
Communication Services (8.6%)
Alphabet, Inc., Class A (a)	48,420	6,763,790
Alphabet, Inc., Class C (a)	75,865	10,691,654
Comcast Corp., Class A	120,615	5,288,968
		22,744,412
Consumer Discretionary (7.6%)
AutoZone, Inc. (a)	1,510	3,904,271
Home Depot (The), Inc.	4,240	1,469,372
Lowe's Cos., Inc.	11,420	2,541,521
McDonald's Corp.	8,510	2,523,300
NIKE, Inc., Class B	34,140	3,706,580
Ross Stores, Inc.	20,990	2,904,806
Starbucks Corp.	30,335	2,912,463
		19,962,313
Consumer Staples (5.3%)
Costco Wholesale Corp.	7,470	4,930,798
Dollar General Corp.	13,950	1,896,503
Hershey (The) Co.	5,810	1,083,216
PepsiCo, Inc.	35,230	5,983,463
		13,893,980
Energy (5.4%)
ConocoPhillips	103,105	11,967,397
Schlumberger NV	44,320	2,306,413
		14,273,810
Financials (14.5%)
American Express Co.	11,355	2,127,246
Chubb Ltd.	24,870	5,620,620
FactSet Research Systems, Inc.	6,125	2,921,931
JPMorgan Chase & Co.	52,440	8,920,044
Marsh & McLennan Cos., Inc.	15,415	2,920,680
Northern Trust Corp.	33,025	2,786,649
T. Rowe Price Group, Inc.	20,435	2,200,645
US Bancorp	54,570	2,361,790
Visa, Inc., Class A	31,500	8,201,025
		38,060,630
Health Care (14.9%)
Agilent Technologies, Inc.	21,375	2,971,766
Becton, Dickinson and Co.	15,350	3,742,791
Cooper (The) Cos., Inc.	7,530	2,849,653
Danaher Corp.	4,410	1,020,209
Johnson & Johnson	47,795	7,491,388
Merck & Co., Inc.	35,690	3,890,924
Stryker Corp.	20,885	6,254,222
UnitedHealth Group, Inc.	14,960	7,875,991
Waters Corp. (a)	9,090	2,992,701
		39,089,645
Industrials (12.1%)
Automatic Data Processing, Inc.	15,790	3,678,596
Cummins, Inc.	6,635	1,589,547
Deere & Co.	12,145	4,856,421
Donaldson Co., Inc.	33,155	2,166,679
Hubbell, Inc.	10,815	3,557,378
Masco Corp.	23,120	1,548,578
Union Pacific Corp.	32,515	7,986,334
United Parcel Service, Inc., Class B	26,395	4,150,086
Veralto Corp.	1,453	119,524
W.W. Grainger, Inc.	2,605	2,158,738
		31,811,881
Information Technology (27.6%)
Accenture PLC, Class A	28,185	9,890,398
Adobe, Inc. (a)	7,915	4,722,089
Analog Devices, Inc.	22,515	4,470,579
Apple, Inc.	105,440	20,300,363
Applied Materials, Inc.	28,505	4,619,805
Cisco Systems, Inc.	81,745	4,129,757
Microsoft Corp.	57,500	21,622,300
TE Connectivity Ltd.	19,185	2,695,493
		72,450,784
Materials (2.3%)
Air Products and Chemicals, Inc.	13,325	3,648,385
AptarGroup, Inc.	20,025	2,475,491
		6,123,876
Utilities (0.9%)
Eversource Energy	39,055	2,410,475
TOTAL COMMON STOCKS (Cost $102,510,854)		260,821,806

Investment Companies (0.8%)
Northern Institutional Treasury Portfolio (Premier Class), 5.22% (b)	2,006,515	2,006,515
TOTAL INVESTMENT COMPANIES (Cost $2,006,515)		2,006,515
Total Investments (Cost $104,517,369) — 100.0%(c)		262,828,321
Other assets in excess of liabilities — 0.0%		83,829
Net Assets — 100.0%		$262,912,150

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2023.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

See Notes to Financial Statements	43

Financial Statements	Boston Trust Walden Equity Fund

Statement of Assets and Liabilities

December 31, 2023

Assets:
Investments, at fair value(cost $104,517,369)	$262,828,321
Dividend receivable	369,851
Receivable for tax reclaims	4,316
Receivable for capital shares issued	98,462
Prepaid expenses	13,321
Total Assets	263,314,271
Liabilities:
Payable for capital shares redeemed	83,422
Payable to Custodian	66,832
Accrued expenses and other liabilities:
Investment adviser	166,420
Administration and accounting	15,538
Chief compliance officer	830
Custodian	2,640
Shareholder servicing fees	31,747
Transfer agent	4,022
Other	30,670
Total Liabilities	402,121
Net Assets	$262,912,150
Composition of Net Assets:
Paid in capital	$102,415,545
Total distributable earnings	160,496,605
Net Assets	$262,912,150
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,712,393
Net Asset Value, Offering Price and Redemption price per share	$34.09

Statement of Operations

For the year ended December 31, 2023

Investment Income:
Dividends	$4,500,244
Less: Foreign tax withholding	(3,237)
Total Investment Income	4,497,007
Expenses:
Investment adviser	1,937,337
Administration and accounting	84,031
Chief compliance officer	10,599
Custodian	36,432
Shareholder servicing	365,353
Transfer agency	21,933
Trustee	23,001
Other	69,463
Gross expense before recoupment	2,548,149
Recoupment of prior expenses reimbursed by the investment adviser	35,429
Total expenses	2,583,578
Net Expenses	2,583,578
Net Investment Income	1,913,429
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	8,470,213
Change in unrealized appreciation on investments	28,918,657
Net realized/unrealized gains on investments	37,388,870
Change in Net Assets Resulting from Operations	$39,302,299

44	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2023	For the year ended December 31, 2022
Investment Activities:
Operations:
Net investment income	$1,913,429	$1,656,719
Net realized gains from investment transactions	8,470,213	52,503,343
Change in unrealized appreciation (depreciation) on investments	28,918,657	(97,105,448)
Change in Net Assets Resulting from Operations	39,302,299	(42,945,386)
Distributions To Shareholders:
Total Distributions	(7,764,808)	(7,929,551)
Change in Net Assets Resulting from distributions to shareholders	(7,764,808)	(7,929,551)
Capital Share Transactions:
Proceeds from shares issued	22,283,699	41,364,923
Dividends reinvested	5,477,709	5,790,292
Cost of shares redeemed	(46,373,571)	(53,647,017)
Cost of in-kind shares redeemed (a)	—	(51,649,023)
Change in Net Assets Resulting from Capital Share Transactions	(18,612,163)	(58,140,825)
Change in Net Assets	12,925,328	(109,015,762)
Net Assets:
Beginning of year	249,986,822	359,002,584
End of year	$262,912,150	$249,986,822
Share Transactions:
Issued	699,674	1,308,674
Reinvested	164,298	184,580
Redeemed	(1,427,056)	(1,643,226)
Redeemed in-kind (a)	—	(1,529,888)
Change in shares	(563,084)	(1,679,860)

(a)	See Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements	45

Financial Statements	Boston Trust Walden Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2023	For the year ended December 31, 2022		For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net Asset Value, Beginning of Period	$30.21	$36.06		$28.82	$26.47	$20.63

Investment Activities:
Operations:
Net investment income	0.24	0.21		0.12	0.21	0.20
Net realized/unrealized gains (losses) from investments	4.66	(5.06)		7.93	3.28	6.44
Total from investment activities	4.90	(4.85)		8.05	3.49	6.64
Distributions from:
Net investment income	(0.24)	(0.21)		(0.12)	(0.21)	(0.20)
Net realized gains from investment transactions	(0.78)	(0.79)		(0.69)	(0.93)	(0.60)
Total distributions	(1.02)	(1.00)		(0.81)	(1.14)	(0.80)
Net Asset Value, End of Period	$34.09	$30.21		$36.06	$28.82	$26.47
Total Return	16.29%	(13.55)%		28.00%	13.28%	32.30%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$262,912	$249,987		$359,003	$264,418	$248,529
Ratio of net expenses to average net assets	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.74%	0.65%		0.38%	0.82%	0.83%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.99%	1.02%		1.02%	1.06%	1.07%
Portfolio turnover rate	6.69%	19.32	%(b)	8.00%	14.96%	10.57%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.

46	See Notes to Financial Statements

Boston Trust Walden Midcap Fund
Schedule of Portfolio Investments	December 31, 2023

Common Stocks (99.0%)

	Shares	Fair Value ($)
Communication Services (3.3%)
Cable One, Inc.	1,640	912,808
Electronic Arts, Inc.	14,345	1,962,539
Omnicom Group, Inc.	14,000	1,211,140
		4,086,487
Consumer Discretionary (10.6%)
AutoZone, Inc. (a)	710	1,835,783
Carter's, Inc.	17,205	1,288,482
Choice Hotels International, Inc.	11,910	1,349,403
Columbia Sportswear Co.	15,260	1,213,780
Ross Stores, Inc.	23,630	3,270,156
Ulta Beauty, Inc. (a)	4,840	2,371,552
Williams-Sonoma, Inc.	9,165	1,849,314
		13,178,470
Consumer Staples (6.1%)
BJ's Wholesale Club Holdings, Inc. (a)	27,230	1,815,152
Church & Dwight Co., Inc.	12,040	1,138,502
Dollar General Corp.	10,010	1,360,859
Hershey (The) Co.	8,595	1,602,452
Sysco Corp.	22,375	1,636,284
		7,553,249
Energy (3.2%)
Baker Hughes Co.	116,140	3,969,665

Financials (14.5%)
American Financial Group, Inc.	11,350	1,349,401
Brown & Brown, Inc.	25,225	1,793,750
Cboe Global Markets, Inc.	9,005	1,607,933
East West Bancorp, Inc.	20,525	1,476,774
Everest Re Group Ltd.	4,355	1,539,841
FactSet Research Systems, Inc.	5,705	2,721,570
M&T Bank Corp.	8,905	1,220,697
Northern Trust Corp.	20,420	1,723,040
SEI Investments Co.	44,315	2,816,218
T. Rowe Price Group, Inc.	16,520	1,779,039
		18,028,263
Health Care (14.2%)
Agilent Technologies, Inc.	13,320	1,851,880
Chemed Corp.	2,045	1,195,814
Cooper (The) Cos., Inc.	6,740	2,550,685
Laboratory Corp. of America Holdings	4,415	1,003,485
Medpace Holdings, Inc. (a)	6,390	1,958,727
Mettler-Toledo International, Inc. (a)	1,600	1,940,736
STERIS PLC	7,730	1,699,440
Teleflex, Inc.	5,615	1,400,044
Waters Corp. (a)	8,630	2,841,255
West Pharmaceutical Services, Inc.	3,265	1,149,672
		17,591,738
Industrials (20.9%)
A O Smith Corp.	19,300	1,591,092
AMETEK, Inc.	13,750	2,267,237
Broadridge Financial Solutions, Inc.	9,230	1,899,072
Cummins, Inc.	5,130	1,228,994
Donaldson Co., Inc.	30,145	1,969,976
Expeditors International of Washington, Inc.	14,870	1,891,464
Graco, Inc.	15,775	1,368,639
Hubbell, Inc.	5,475	1,800,892
Lincoln Electric Holdings, Inc.	8,710	1,894,077
Nordson Corp.	6,940	1,833,270
Paychex, Inc.	30,230	3,600,695
Paycom Software, Inc.	3,175	656,336
Rockwell Automation, Inc.	5,260	1,633,125
W.W. Grainger, Inc.	2,720	2,254,037
		25,888,906
Information Technology (10.8%)
Amdocs Ltd.	13,955	1,226,505
ANSYS, Inc. (a)	7,270	2,638,138
Check Point Software Technologies
Ltd. (a)	8,810	1,346,080
F5, Inc. (a)	8,245	1,475,690
Fortinet, Inc. (a)	28,525	1,669,568
TE Connectivity Ltd.	15,560	2,186,180
Teradyne, Inc.	11,600	1,258,832
Zebra Technologies Corp., Class A (a)	5,745	1,570,281
		13,371,274
Materials (6.5%)
AptarGroup, Inc.	15,870	1,961,850
Avery Dennison Corp.	8,245	1,666,809
Ball Corp.	24,465	1,407,227
Packaging Corp. of America	8,425	1,372,517
RPM International, Inc.	14,345	1,601,332
		8,009,735
Real Estate (3.8%)
AvalonBay Communities, Inc.	7,215	1,350,792
CubeSmart	28,965	1,342,528
Jones Lang LaSalle, Inc. (a)	11,000	2,077,570
		4,770,890
Utilities (5.1%)
Atmos Energy Corp.	11,425	1,324,157
Essential Utilities, Inc.	34,050	1,271,768
Eversource Energy	40,850	2,521,262
ONE Gas, Inc.	18,125	1,154,925
		6,272,112
TOTAL COMMON STOCKS (Cost $87,144,832)		122,720,789
Investment Companies (0.8%)
Northern Institutional Treasury
Portfolio (Premier Class), 5.22% (b)	1,003,375	1,003,375
TOTAL INVESTMENT COMPANIES (Cost $1,003,375)		1,003,375
Total Investments (Cost $88,148,207) — 99.8%(c)		123,724,164
Other assets in excess of liabilities — 0.2%		280,648
Net Assets — 100.0%		$124,004,812

See Notes to Financial Statements	47

Boston Trust Walden Midcap Fund
Schedule of Portfolio Investments	December 31, 2023

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2023.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

48	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Statement of Assets and Liabilities

December 31, 2023

Assets:
Investments, at fair value(cost $88,148,207)	$123,724,164
Cash	174,134
Dividend receivable	123,538
Receivable for capital shares issued	110,324
Prepaid expenses	14,685
Total Assets	124,146,845
Liabilities:
Payable for capital shares redeemed	25,228
Accrued expenses and other liabilities:
Investment adviser	77,638
Administration and accounting	12,262
Chief compliance officer	373
Custodian	3,931
Shareholder servicing fees	10,729
Transfer agent	3,891
Other	7,981
Total Liabilities	142,033
Net Assets	$124,004,812
Composition of Net Assets:
Paid in capital	$88,595,792
Total distributable earnings	35,409,020
Net Assets	$124,004,812
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,769,686
Net Asset Value, Offering Price and Redemption price per share	$21.49

Statement of Operations

For the year ended December 31, 2023

Investment Income:
Dividends	$1,752,117
Total Investment Income	1,752,117
Expenses:
Investment adviser	831,046
Administration and accounting	44,398
Chief compliance officer	3,783
Custodian	16,683
Shareholder servicing	133,206
Transfer agency	17,851
Trustee	8,325
Other	37,568
Total expenses	1,092,860
Net Expenses	1,092,860
Net Investment Income	659,257
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	5,257,931
Change in unrealized appreciation on investments	8,729,219
Net realized/unrealized gains on investments	13,987,150
Change in Net Assets Resulting from Operations	$14,646,407

See Notes to Financial Statements	49

Financial Statements	Boston Trust Walden Midcap Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2023	For the year ended December 31, 2022
Investment Activities:
Operations:
Net investment income	$659,257	$440,516
Net realized gains from investment transactions	5,257,931	4,220,688
Change in unrealized appreciation (depreciation) on investments	8,729,219	(15,946,322)
Change in Net Assets Resulting from Operations	14,646,407	(11,285,118)
Distributions To Shareholders:
Total Distributions	(5,793,806)	(5,156,604)
Change in Net Assets Resulting from distributions to shareholders	(5,793,806)	(5,156,604)
Capital Share Transactions:
Proceeds from shares issued	30,983,581	24,619,006
Dividends reinvested	4,492,037	4,407,625
Cost of shares redeemed	(17,788,536)	(21,071,150)
Change in Net Assets Resulting from Capital Share Transactions	17,687,082	7,955,481
Change in Net Assets	26,539,683	(8,486,241)
Net Assets:
Beginning of year	97,465,129	105,951,370
End of year	$124,004,812	$97,465,129
Share Transactions:
Issued	1,497,941	1,195,637
Reinvested	217,532	215,006
Redeemed	(863,315)	(1,013,858)
Change in shares	852,158	396,785

50	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net Asset Value, Beginning of Period	$19.82	$23.44	$19.71	$18.71	$15.57

Investment Activities:
Operations:
Net investment income	0.12	0.09	0.08	0.10	0.12
Net realized/unrealized gains (losses) from investments	2.59	(2.61)	4.78	1.53	4.27
Total from investment activities	2.71	(2.52)	4.86	1.63	4.39
Distributions from:
Net investment income	(0.12)	(0.09)	(0.09)	(0.09)	(0.10)
Net realized gains from investment transactions	(0.92)	(1.01)	(1.04)	(0.54)	(1.15)
Total distributions	(1.04)	(1.10)	(1.13)	(0.63)	(1.25)

Net Asset Value, End of Period	$21.49	$19.82	$23.44	$19.71	$18.71

Total Return	13.88%	(10.90)%	24.89%	8.76%	28.380%

Ratios/Supplemental Data:
Net assets at end of year (000's)	$124,005	$97,465	$105,951	$82,948	$62,538
Ratio of net expenses to average net assets	0.98%	1.00%	0.99%	1.00%	1.00%
Ratio of net investment income to average net assets	0.59%	0.45%	0.37%	0.61%	0.68%
Portfolio turnover rate	25.92%	29.80%	21.82%	38.28%	23.17%

See Notes to Financial Statements	51

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund December 31, 2023

Common Stocks (98.2%)
	Shares	Fair Value ($)
Communication Services (3.2%)
Cable One, Inc.	2,834	1,577,376
Interpublic Group of (The) Cos., Inc.	84,645	2,762,813
Omnicom Group, Inc.	29,319	2,536,387
		6,876,576
Consumer Discretionary (9.7%)
Carter's, Inc.	26,224	1,963,915
Cavco Industries, Inc. (a)	4,535	1,571,922
Choice Hotels International, Inc.	27,561	3,122,661
Columbia Sportswear Co.	31,494	2,505,033
Texas Roadhouse, Inc.	17,087	2,088,544
TopBuild Corp. (a)	12,775	4,781,171
Williams-Sonoma, Inc.	22,533	4,546,709
		20,579,955
Consumer Staples (3.6%)
BJ's Wholesale Club Holdings, Inc. (a)	61,716	4,113,989
Flowers Foods, Inc.	155,306	3,495,938
		7,609,927

Financials (14.9%)
American Financial Group, Inc.	25,450	3,025,751
Cboe Global Markets, Inc.	21,768	3,886,894
Cohen & Steers, Inc.	21,065	1,595,252
Commerce Bancshares, Inc.	27,391	1,462,969
East West Bancorp, Inc.	38,764	2,789,070
FactSet Research Systems, Inc.	9,294	4,433,703
International Bancshares Corp.	17,256	937,346
Jack Henry & Associates, Inc.	14,281	2,333,658
Northern Trust Corp.	30,840	2,602,279
SEI Investments Co.	64,910	4,125,031
Selective Insurance Group, Inc.	26,795	2,665,567
UMB Financial Corp.	23,708	1,980,803
		31,838,323

Health Care (11.1%)
Chemed Corp.	6,421	3,754,680
Cooper (The) Cos., Inc.	12,065	4,565,879
Medpace Holdings, Inc. (a)	15,372	4,711,979
Revvity, Inc.	16,811	1,837,610
Teleflex, Inc.	14,524	3,621,414
Waters Corp. (a)	15,740	5,182,080
		23,673,642

Industrials (26.6%)
A O Smith Corp.	36,815	3,035,029
Acuity Brands, Inc.	11,904	2,438,296
Allegion PLC	17,400	2,204,406
Applied Industrial Technologies, Inc.	28,050	4,843,955
C.H. Robinson Worldwide, Inc.	14,544	1,256,456
Donaldson Co., Inc.	56,691	3,704,757
ExlService Holdings, Inc. (a)	121,104	3,736,058
Expeditors International of Washington, Inc.	25,512	3,245,126
Franklin Electric Co., Inc.	19,963	1,929,424
Hubbell, Inc.	10,970	3,608,362
IDEX Corp.	14,791	3,211,274
Lincoln Electric Holdings, Inc.	14,305	3,110,765
Masco Corp.	32,300	2,163,454
Nordson Corp.	16,593	4,383,207
Paycom Software, Inc.	16,360	3,381,939
Robert Half International, Inc.	28,732	2,526,118
Snap-on, Inc.	11,480	3,315,883
The Middleby Corp. (a)	15,761	2,319,546
The Toro Co.	23,841	2,288,498
		56,702,553

Information Technology (15.2%)
Akamai Technologies, Inc. (a)	24,202	2,864,307
Amdocs Ltd.	32,325	2,841,044
Aspen Technology, Inc. (a)	11,445	2,519,617
Check Point Software Technologies Ltd. (a)	13,500	2,062,665
Dolby Laboratories, Inc., Class A	34,168	2,944,598
F5, Inc. (a)	24,080	4,309,839
Manhattan Associates, Inc. (a)	11,606	2,499,004
NetApp, Inc.	31,657	2,790,881
Progress Software Corp.	51,048	2,771,906
Qualys, Inc. (a)	21,297	4,180,175
Zebra Technologies Corp., Class A (a)	9,115	2,491,403
		32,275,439

Materials (6.4%)
AptarGroup, Inc.	30,670	3,791,425
Avery Dennison Corp.	13,295	2,687,717
Packaging Corp. of America	14,355	2,338,573
RPM International, Inc.	29,570	3,300,899
Silgan Holdings, Inc.	34,915	1,579,904
		13,698,518

Real Estate (7.5%)
Camden Property Trust	14,124	1,402,372
CubeSmart	52,045	2,412,285
Jones Lang LaSalle, Inc. (a)	19,440	3,671,633
Lamar Advertising Co., Class A	25,482	2,708,227
Physicians Realty Trust	179,264	2,386,004
STAG Industrial, Inc.	84,212	3,306,163
		15,886,684
TOTAL COMMON STOCKS (Cost $167,492,524)		209,141,617

Investment Companies (1.9%)
Northern Institutional Treasury
Portfolio (Premier Class), 5.22% (b)	4,031,879	4,031,879
TOTAL INVESTMENT COMPANIES (Cost $4,031,879)		4,031,879
Total Investments (Cost $171,524,403) — 100.1%(c)		213,173,496
Liabilities in excess of other assets — (0.1)%		(299,798)
Net Assets — 100.0%		$212,873,698

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2023.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

52	See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Statement of Assets and Liabilities

December 31, 2023

Assets:
Investments, at fair value(cost $171,524,403)	$213,173,496
Cash	2,439,244
Dividend receivable	222,242
Receivable for capital shares issued	151,830
Prepaid expenses	10,976
Total Assets	215,997,788
Liabilities:
Payable for investments purchased	2,944,628
Payable for capital shares redeemed	11,626
Accrued expenses and other liabilities:
Investment adviser	118,445
Administration and accounting	13,405
Chief compliance officer	576
Custodian	4,503
Shareholder servicing fees	13,100
Transfer agent	3,950
Other	13,857
Total Liabilities	3,124,090
Net Assets	$212,873,698
Composition of Net Assets:
Paid in capital	$172,641,775
Total distributable earnings	40,231,923
Net Assets	$212,873,698
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,376,880
Net Asset Value, Offering Price and Redemption price per share	$22.70

Statement of Operations

For the year ended December 31, 2023

Investment Income:
Dividends	$2,435,959
Total Investment Income	2,435,959
Expenses:
Investment adviser	1,143,663
Administration and accounting	49,887
Chief compliance officer	5,487
Custodian	21,590
Shareholder servicing	229,207
Transfer agency	20,420
Trustee	12,232
Other	50,224
Total expenses before fee reductions	1,532,710
Fees contractually reduced by the investment adviser	(7,734)
Net Expenses	1,524,976
Net Investment Income	910,983
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized gains from investment transactions	371,761
Change in unrealized appreciation on investments	24,946,457
Net realized/unrealized gains on investments	25,318,218
Change in Net Assets Resulting from Operations	$26,229,201

See Notes to Financial Statements	53

Financial Statements	Boston Trust Walden SMID Cap Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2023	For the year ended December 31, 2022
Investment Activities:
Operations:
Net investment income	$910,983	$661,248
Net realized gains from investment transactions	371,761	2,707,664
Change in unrealized appreciation (depreciation) on investments	24,946,457	(18,968,465)
Change in Net Assets Resulting from Operations	26,229,201	(1,599,553)
Distributions To Shareholders:
Total Distributions	(1,040,929)	(5,944,462)
Change in Net Assets Resulting from distributions to shareholders	(1,040,929)	(5,944,462)
Capital Share Transactions:
Proceeds from shares issued	78,540,411	55,481,230
Dividends reinvested	848,950	5,073,140
Cost of shares redeemed	(19,037,489)	(19,229,798)
Change in Net Assets Resulting from Capital Share Transactions	60,351,872	41,324,572
Change in Net Assets	85,540,144	19,780,557
Net Assets:
Beginning of year	127,333,554	107,552,997
End of year	$212,873,698	$127,333,554
Share Transactions:
Issued	3,773,910	2,701,092
Reinvested	39,321	250,649
Redeemed	(929,566)	(930,701)
Change in shares	2,883,665	2,021,040

54	See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021		For the year ended December 31, 2020	For the year ended December 31, 2019
Net Asset Value, Beginning of Period	$19.61	$24.05	$19.40		$18.10	$15.12

Investment Activities:
Operations:
Net investment income	0.12	0.13	0.10		0.09	0.10
Net realized/unrealized gains (losses) from investments	3.09	(3.61)	5.69		1.55	3.83
Total from investment activities	3.21	(3.48)	5.79		1.64	3.93
Distributions from:
Net investment income	(0.10)	(0.09)	(0.12)		(0.10)	(0.10)
Net realized gains from investment transactions	(0.02)	(0.87)	(1.02)		(0.25)	(0.85)
Total distributions	(0.12)	(0.96)	(1.14)		(0.35)	(0.95)

Net Asset Value, End of Period	$22.70	$19.61	$24.05		$19.40	$18.10

Total Return	16.39%	(14.59)%	30.08%		9.13%	26.12%

Ratios/Supplemental Data:
Net assets at end of year (000's)	$212,874	$127,334	$107,553		$64,734	$61,582
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of net investment income to average net assets	0.60%	0.61%	0.48%		0.61%	0.61%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.01%	1.01%	1.00%		1.05%	1.07%
Portfolio turnover rate	23.72%	28.66%	30.00	%(b)	38.70%	29.75%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.

See Notes to Financial Statements	55

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund December 31, 2023

Common Stocks (99.4%)

	Shares	Fair Value ($)
Communication Services (2.0%)
Cable One, Inc.	26,576	14,791,936
Shutterstock, Inc.	240,246	11,599,077
		26,391,013

Consumer Discretionary (8.2%)
Carter's, Inc.	266,550	19,961,930
Cavco Industries, Inc. (a)	52,447	18,179,179
Choice Hotels International, Inc.	149,075	16,890,198
Columbia Sportswear Co.	315,200	25,071,008
Texas Roadhouse, Inc.	212,350	25,955,540
		106,057,855

Consumer Staples (6.5%)
Central Garden & Pet Co., Class A (a)	214,916	9,464,901
Flowers Foods, Inc.	1,127,426	25,378,359
Lancaster Colony Corp.	127,529	21,219,550
Sprouts Farmers Market, Inc. (a)	591,300	28,447,443
		84,510,253

Energy (4.3%)
Cactus, Inc., Class A	536,048	24,336,579
Core Laboratories, Inc.	511,602	9,034,891
Helmerich & Payne, Inc.	618,703	22,409,423
		55,780,893

Financials (15.3%)
1st Source Corp.	174,867	9,608,942
Cathay General Bancorp	392,132	17,477,323
Cohen & Steers, Inc.	250,761	18,990,131
Commerce Bancshares, Inc.	263,078	14,050,969
Donnelley Financial Solutions, Inc. (a)	283,241	17,665,741
Evercore, Inc.	122,174	20,897,863
German American Bancorp, Inc.	16,603	538,103
Hanover Insurance Group (The), Inc.	146,975	17,845,705
Independent Bank Corp.	209,325	13,775,678
International Bancshares Corp.	318,543	17,303,256
Lakeland Financial Corp.	136,131	8,870,296
Selective Insurance Group, Inc.	241,805	24,054,761
Tompkins Financial Corp.	66,422	4,000,597
UMB Financial Corp.	147,144	12,293,881
		197,373,246

Health Care (15.2%)
Atrion Corp.	13,790	5,223,514
Chemed Corp.	39,107	22,867,818
Corcept Therapeutics, Inc. (a)	779,150	25,306,792
CorVel Corp. (a)	111,908	27,664,777
Globus Medical, Inc., Class A (a)	306,252	16,320,169
Haemonetics Corp. (a)	291,806	24,952,331
ICU Medical, Inc. (a)	108,629	10,834,656
Inmode Ltd. (a)	586,392	13,041,358
Medpace Holdings, Inc. (a)	97,575	29,909,665
US Physical Therapy, Inc.	217,775	20,283,564
		196,404,644

Industrials (19.6%)
Acuity Brands, Inc.	81,482	16,689,958
Applied Industrial Technologies, Inc.	154,411	26,665,236
Comfort Systems USA, Inc.	79,900	16,433,033
CSG Systems International, Inc.	334,262	17,786,081
Donaldson Co., Inc.	391,688	25,596,811
ExlService Holdings, Inc. (a)	835,494	25,774,990
Forward Air Corp.	119,450	7,509,822
Franklin Electric Co., Inc.	192,330	18,588,694
Insperity, Inc.	94,384	11,063,692
Landstar System, Inc.	93,993	18,201,744
MSC Industrial Direct Co., Inc., Class A	211,492	21,415,680
UniFirst Corp.	83,565	15,284,874
Valmont Industries, Inc.	48,329	11,285,305
Watts Water Technologies, Inc., Class A	103,174	21,495,271
		253,791,191

Information Technology (14.3%)
Badger Meter, Inc.	99,900	15,421,563
InterDigital, Inc.	256,300	27,818,802
Littelfuse, Inc.	93,670	25,062,345
Plexus Corp. (a)	162,177	17,536,199
Power Integrations, Inc.	329,799	27,079,796
Progress Software Corp.	393,625	21,373,838
Qualys, Inc. (a)	143,666	28,198,762
Teradata Corp. (a)	507,828	22,095,596
		184,586,901

Materials (6.0%)
AptarGroup, Inc.	195,979	24,226,924
Minerals Technologies, Inc.	260,988	18,611,054
Sensient Technologies Corp.	222,025	14,653,650
Silgan Holdings, Inc.	436,690	19,760,223
		77,251,851

Real Estate (5.2%)
Jones Lang LaSalle, Inc. (a)	134,725	25,445,511
Physicians Realty Trust	1,127,525	15,007,358
STAG Industrial, Inc.	668,285	26,236,869
		66,689,738

Utilities (2.8%)
IDACORP, Inc.	160,554	15,785,669
ONE Gas, Inc.	194,410	12,387,805
Unitil Corp.	162,854	8,561,235
		36,734,709

TOTAL COMMON STOCKS (Cost $1,021,962,487)		1,285,572,294

Investment Companies (0.9%)
Northern Institutional Treasury
Portfolio (Premier Class), 5.22% (b)	11,673,300	11,673,300
TOTAL INVESTMENT COMPANIES (Cost $11,673,300)		11,673,300
Total Investments (Cost $1,033,635,787) — 100.3%(c)		1,297,245,594
Liabilities in excess of other assets — (0.3)%		(3,486,725)
Net Assets — 100.0%		$1,293,758,869

56	See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund December 31, 2023

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2023.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements	57

Financial Statements	Boston Trust Walden Small Cap Fund

Statement of Assets and Liabilities

December 31, 2023

Assets:
Investments, at fair value(cost $1,033,635,787)	$1,297,245,594
Dividend receivable	370,392
Receivable for investments sold	119,355
Receivable for capital shares issued	939,473
Prepaid expenses	46,084
Total Assets	1,298,720,898
Liabilities:
Payable for investments purchased	1,997,339
Payable for capital shares redeemed	1,377,642
Payable to Custodian	413,751
Accrued expenses and other liabilities:
Investment adviser	796,995
Administration and accounting	62,410
Chief compliance officer	3,870
Custodian	10,051
Shareholder servicing fees	194,114
Transfer agent	7,486
Other	98,371
Total Liabilities	4,962,029
Net Assets	$1,293,758,869
Composition of Net Assets:
Paid in capital	$1,059,254,352
Total distributable earnings	234,504,517
Net Assets	$1,293,758,869
Shares outstanding (par value $0.01, unlimited number of shares authorized)	76,136,601
Net Asset Value, Offering Price and Redemption price per share	$16.99

Statement of Operations

For the year ended December 31, 2023

Investment Income:
Dividends	$18,338,770
Less: Foreign tax withholding	(680)
Total Investment Income	18,338,090
Expenses:
Investment adviser	8,688,568
Administration and accounting	378,224
Chief compliance officer	53,154
Custodian	170,646
Interest expense	87
Shareholder servicing	2,133,082
Transfer agency	51,668
Trustee	116,274
Other	326,724
Total expenses before fee reductions	11,918,427
Fees contractually reduced by the investment adviser	(333,527)
Net Expenses	11,584,900
Net Investment Income	6,753,190
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized loss from investment transactions	(22,711,496)
Change in unrealized appreciation on investments	129,093,126
Net realized/unrealized gains on investments	106,381,630
Change in Net Assets Resulting from Operations	$113,134,820

58	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2023	For the year ended December 31, 2022
Investment Activities:
Operations:
Net investment income	$6,753,190	$4,266,375
Net realized gains/(loss) from investment transactions	(22,711,496)	29,989,592
Change in unrealized appreciation (depreciation) on investments	129,093,126	(118,650,708)
Change in Net Assets Resulting from Operations	113,134,820	(84,394,741)
Distributions To Shareholders:
Total Distributions	(10,095,720)	(48,310,887)
Change in Net Assets Resulting from distributions to shareholders	(10,095,720)	(48,310,887)
Capital Share Transactions:
Proceeds from shares issued	413,904,217	340,566,372
Dividends reinvested	8,217,851	39,678,678
Cost of shares redeemed	(234,811,838)	(183,661,499)
Change in Net Assets Resulting from Capital Share Transactions	187,310,230	196,583,551
Change in Net Assets	290,349,330	63,877,923
Net Assets:
Beginning of year	1,003,409,539	939,531,616
End of year	$1,293,758,869	$1,003,409,539
Share Transactions:
Issued	25,882,221	21,034,513
Reinvested	507,275	2,487,691
Redeemed	(14,739,591)	(11,358,002)
Change in shares	11,649,905	12,164,202

See Notes to Financial Statements	59

Financial Statements	Boston Trust Walden Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020		For the year ended December 31, 2019
Net Asset Value, Beginning of Period	$15.56	$17.96	$15.31	$14.62		$12.00

Investment Activities:
Operations:
Net investment income	0.09	0.07	0.03	0.08		0.09
Net realized/unrealized gains (losses) from investments	1.47	(1.68)	4.22	1.00		3.47
Total from investment activities	1.56	(1.61)	4.25	1.08		3.56
Distributions from:
Net investment income	(0.08)	(0.05)	(0.05)	(0.08)		(0.06)
Net realized gains from investment transactions	(0.05)	(0.74)	(1.55)	(0.31)		(0.88)
Total distributions	(0.13)	(0.79)	(1.60)	(0.39)		(0.94)

Net Asset Value, End of Period	$16.99	$15.56	$17.96	$15.31		$14.62
Total Return	10.09%	(9.06)%	28.17%	8.17%		29.88%

Ratios/Supplemental Data:
Net assets at end of year (000's)	$1,293,759	$1,003,410	$939,532	$602,978		$235,469
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment income to average net assets	0.58%	0.46%	0.18%	0.64%		0.58%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.03%	1.04%	1.01%	1.06%		1.07%
Portfolio turnover rate	23.98%	20.87%	31.72%	39.89	%(b)	23.23	%(c)

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of merger transaction.
(c)	Excludes impact of in-kind transactions.

60	See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund December 31, 2023

Common Stocks (97.6%)

	Shares	Fair Value ($)
Australia (4.8%)
Brambles Ltd.	221,800	2,053,671
Insurance Australia Group Ltd.	640,300	2,466,922
Woodside Energy Group Ltd.	91,300	1,934,136
		6,454,729

Canada (9.3%)
BCE, Inc.	19,300	759,882
Canadian National Railway Co.	20,300	2,551,575
Intact Financial Corp.	5,200	800,024
Magna International, Inc.	38,200	2,257,030
Royal Bank of Canada	36,100	3,650,730
The Toronto-Dominion Bank	29,100	1,880,338
Tourmaline Oil Corp.	15,100	679,076
		12,578,655

Denmark (2.9%)
Novo Nordisk A/S, Class B	30,000	3,103,045
Novozymes A/S, Class B	14,500	798,372
		3,901,417

Finland (2.0%)
Kone OYJ, Class B	55,000	2,752,331

France (11.7%)
Air Liquide SA	15,900	3,093,048
Dassault Systemes SE	36,100	1,767,262
EssilorLuxottica SA	5,400	1,085,377
Legrand SA	15,200	1,583,234
L'Oreal SA	5,600	2,784,351
Publicis Groupe SA	12,700	1,181,031
Schneider Electric SE	16,700	3,362,547
Societe BIC SA	14,300	992,366
		15,849,216

Germany (6.5%)
Allianz SE (Registered)	3,400	908,142
Deutsche Boerse AG	14,200	2,923,588
Hannover Rueck SE	5,600	1,338,030
Merck KGaA	10,500	1,670,106
SAP SE	12,600	1,938,200
		8,778,066

Hong Kong (0.5%)
Sino Land Co. Ltd.	548,000	597,466

Ireland (1.0%)
Smurfit Kappa Group PLC	34,100	1,344,281

Israel (1.1%)
Check Point Software Technologies Ltd. (a)	5,500	840,345
Nice Ltd. (a)	3,500	698,588
		1,538,933

Italy (1.8%)
FinecoBank Banca Fineco SpA	64,000	961,583
Terna - Rete Elettrica Nazionale	175,500	1,464,306
		2,425,889

Japan (18.3%)
Chiba Bank (The) Ltd.	236,200	1,702,971
Inpex Corp.	113,100	1,524,420
Kakaku.com, Inc.	53,700	663,182
Mitsubishi Estate Co. Ltd.	98,500	1,353,129
Nippon Telegraph & Telephone
Corp.	2,030,200	2,478,655
Nitto Denko Corp.	34,000	2,534,869
Nomura Research Institute Ltd.	54,000	1,564,684
Oracle Corp.	27,200	2,095,337
Sumitomo Mitsui Financial Group, Inc.	51,800	2,523,184
Sysmex Corp.	40,500	2,250,411
Terumo Corp.	39,300	1,282,419
Tokio Marine Holdings, Inc.	44,200	1,103,471
Toyota Motor Corp.	196,300	3,603,436
		24,680,168

Jersey, C.I. (1.0%)
Experian PLC	34,100	1,389,635

Luxembourg (0.9%)
Tenaris SA	69,200	1,203,205

Netherlands (5.3%)
ASML Holding NV	3,300	2,491,543
ING Groep NV	78,700	1,178,154
Koninklijke Ahold Delhaize NV	32,200	924,542
Koninklijke Vopak NV	34,700	1,168,959
Wolters Kluwer NV	10,000	1,421,044
		7,184,242

Norway (1.4%)
Equinor ASA	59,100	1,872,265

Singapore (1.7%)
DBS Group Holdings Ltd.	58,900	1,488,094
Singapore Exchange Ltd.	110,000	817,651
		2,305,745

Spain (1.6%)
Industria de Diseno Textil SA	47,900	2,089,226

Sweden (3.5%)
Assa Abloy AB, Class B	39,500	1,137,972
Atlas Copco AB, Class A	119,400	2,056,030
Svenska Handelsbanken AB, Class A	140,200	1,521,691
		4,715,693

Switzerland (9.5%)
Cie Financiere Richemont SA
(Registered)	20,000	2,758,666
Nestle SA (Registered)	39,100	4,525,331
Roche Holding AG	12,000	3,477,986
Sonova Holding AG (Registered)	3,100	1,013,726
Zurich Insurance Group AG	1,900	993,335
		12,769,044

United Kingdom (12.8%)
Compass Group PLC	67,200	1,836,234
Croda International PLC	16,100	1,034,625
Johnson Matthey PLC	86,700	1,874,143
National Grid PLC	113,100	1,527,114
Next PLC	24,300	2,508,507

See Notes to Financial Statements	61

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund December 31, 2023

Common Stocks (continued)

	Shares	Fair Value ($)
United Kingdom (continued)
Reckitt Benckiser Group PLC	17,100	1,179,724
RELX PLC (London Exchange)	69,300	2,748,458
Schroders PLC	203,400	1,110,250
Severn Trent PLC	37,300	1,226,759
Smith & Nephew PLC	71,300	976,058
Unilever PLC	26,200	1,267,658
		17,289,530
TOTAL COMMON STOCKS (Cost $107,925,551)		131,719,736

Investment Companies (1.7%)

	Principal Amount ($)
Northern Institutional Treasury
Portfolio (Premier Class), 5.22% (b)	2,327,680	2,327,680
TOTAL INVESTMENT COMPANIES (Cost $2,327,680)		2,327,680
Total Investments (Cost $110,253,231) — 99.3%(c)		134,047,416
Other assets in excess of liabilities — 0.7%		927,086
Net Assets — 100.0%		$134,974,502

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2023.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of December 31, 2023:

Industry	Percentage of Total Net Assets
Financials	20.3%
Industrials	16.2
Consumer Discretionary	11.3
Health Care	11.0
Information Technology	8.3
Materials	8.0
Consumer Staples	7.9
Energy	6.3
Communication Services	3.7
Utilities	3.1
Investment Companies	1.7
Real Estate	1.5
Other net assets	0.7
Total	100.0%

62	See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Statement of Assets and Liabilities

December 31, 2023

Assets:
Investments, at fair value(cost $110,253,231)	$134,047,416
Cash	215,328
Foreign currencies, at fair value (cost $5,636)	5,631
Interest and dividends receivable	141,040
Receivable for tax reclaims	391,749
Receivable for capital shares issued	286,123
Prepaid expenses	23,181
Total Assets	135,110,468
Liabilities:
Payable for capital shares redeemed	21,160
Accrued expenses and other liabilities:
Investment adviser	83,311
Administration and accounting	12,887
Chief compliance officer	396
Custodian	4,879
Shareholder servicing fees	2,354
Transfer agent	3,690
Other	7,289
Total Liabilities	135,966
Net Assets	$134,974,502
Composition of Net Assets:
Paid in capital	$113,525,093
Total distributable earnings	21,449,409
Net Assets	$134,974,502
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,056,862
Net Asset Value, Offering Price and Redemption price per share	$13.42

Statement of Operations

For the year ended December 31, 2023

Investment Income:
Dividends	$3,331,597
Interest	20
Less: Foreign tax withholding	(359,965)
Total Investment Income	2,971,652
Expenses:
Investment adviser	789,316
Administration and accounting	68,908
Chief compliance officer	3,271
Custodian	26,923
Shareholder servicing	30,232
Transfer agency	15,772
Trustee	7,065
Other	20,763
Total expenses	962,250
Net Expenses	962,250
Net Investment Income	2,009,402
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized loss from investment transactions and foreign currency transactions	(1,182,968)
Change in unrealized appreciation on investments and foreign currency transactions	16,699,089
Net realized/unrealized gains on investments	15,516,121
Change in Net Assets Resulting from Operations	$17,525,523

See Notes to Financial Statements	63

Financial Statements	Boston Trust Walden International Equity Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2023	For the year ended December 31, 2022
Investment Activities:
Operations:
Net investment income	$2,009,402	$1,552,363
Net realized loss from investment transactions and foreign currency transactions	(1,182,968)	(1,292,374)
Change in unrealized appreciation (depreciation) on investments and foreign currency transactions	16,699,089	(12,646,457)
Change in Net Assets Resulting from Operations	17,525,523	(12,386,468)
Distributions To Shareholders:
Total Distributions	(2,099,998)	(1,445,386)
Change in Net Assets Resulting from distributions to shareholders	(2,099,998)	(1,445,386)
Capital Share Transactions:
Proceeds from shares issued	34,101,731	14,678,062
Dividends reinvested	1,509,097	964,387
Cost of shares redeemed	(8,868,945)	(4,508,109)
Change in Net Assets Resulting from Capital Share Transactions	26,741,883	11,134,340
Change in Net Assets	42,167,408	(2,697,514)
Net Assets:
Beginning of year	92,807,094	95,504,608
End of year	$134,974,502	$92,807,094
Share Transactions:
Issued	2,740,503	1,244,686
Reinvested	115,817	80,232
Redeemed	(705,648)	(381,872)
Change in shares	2,150,672	943,046

64	See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net Asset Value, Beginning of Period	$11.74	$13.72	$12.29	$11.60	$9.78

Investment Activities:
Operations:
Net investment income	0.20	0.21	0.17	0.15	0.20
Net realized/unrealized gains (losses) from investments and foreign currency transactions	1.69	(2.00)	1.47	0.69	1.81
Total from investment activities	1.89	(1.79)	1.64	0.84	2.01
Distributions from:
Net investment income	(0.21)	(0.18)	(0.17)	(0.14)	(0.19)
Net realized gains from investment transactions	—	(0.01)	(0.04)	—	—
Total distributions	(0.21)	(0.19)	(0.21)	(0.14)	(0.19)

Net Asset Value, End of Period	$13.42	$11.74	$13.72	$12.29	$11.60
Total Return	16.19%	(13.10)%	13.43%	7.16%	20.62%

Ratios/Supplemental Data:
Net assets at end of year (000's)	$134,975	$92,807	$95,505	$73,720	$56,960
Ratio of net expenses to average net assets	0.91%	0.93%	0.94%	1.00%	1.04%
Ratio of net investment income to average net assets	1.91%	1.77%	1.36%	1.41%	1.93%
Portfolio turnover rate	23.46%	10.47%	13.09%	8.38%	10.70%

See Notes to Financial Statements	65

Notes to the Financial Statements	December 31, 2023

1.	Organization:

The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Walden Balanced Fund	BTW Balanced Fund
Boston Trust Walden Equity Fund	BTW Equity Fund
Boston Trust Walden Midcap Fund	BTW Midcap Fund
Boston Trust Walden SMID Cap Fund	BTW SMID Cap Fund
Boston Trust Walden Small Cap Fund	BTW Small Cap Fund
Boston Trust Walden International Equity Fund	BTW International Equity Fund

The investment objective of the Asset Management Fund and BTW Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and BTW Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and BTW Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and BTW SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the BTW Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the BTW International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using current exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.

The Board has designated the Adviser as its fair valuation designee to perform fair value determinations for the Trust. The Trust may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

66

Notes to the Financial Statements	December 31, 2023

Investments in investment companies and money market funds are valued at NAV per share.

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical assets

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The Funds did not hold any Level 3 investments during the year ended December 31, 2023.

The following is a summary of the investments by valuation inputs used as of December 31, 2023 in valuing the Funds’ investments based on the three levels defined above:

Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
Asset Management Fund
Common Stocks(1)	430,965,312	—	430,965,312
Corporate Bonds(1)	—	23,102,767	23,102,767
U.S. Government & U.S. Government Agency Obligations	—	110,005,025	110,005,025
Investment Companies	3,870,712	—	3,870,712
Total	434,836,024	133,107,792	567,943,816
Equity Fund
Common Stocks(1)	221,207,838	—	221,207,838
Investment Companies	1,437,531	—	1,437,531
Total	222,645,369	—	222,645,369
Midcap Fund
Common Stocks(1)	225,650,347	—	225,650,347
Investment Companies	1,857,573	—	1,857,573
Total	227,507,920	—	227,507,920
SMID Cap Fund
Common Stocks(1)	777,748,840	—	777,748,840
Investment Companies	11,730,244	—	11,730,244
Total	789,479,084	—	789,479,084
BTW Balanced Fund
Common Stocks(1)	113,204,278	—	113,204,278
Corporate Bonds(1)	—	15,369,170	15,369,170
Municipal Bonds(2)	—	665,368	665,368
U.S. Government & U.S. Government Agency Obligations	—	33,451,783	33,451,783
Investment Companies	1,357,140	—	1,357,140
Total	114,561,418	49,486,321	164,047,739

67

Notes to the Financial Statements	December 31, 2023

Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
BTW Equity Fund
Common Stocks(1)	260,821,806	—	260,821,806
Investment Companies	2,006,515	—	2,006,515
Total	262,828,321	—	262,828,321
BTW Midcap Fund
Common Stocks(1)	122,720,789	—	122,720,789
Investment Companies	1,003,375	—	1,003,375
Total	123,724,164	—	123,724,164
BTW SMID Cap Fund
Common Stocks(1)	209,141,617	—	209,141,617
Investment Companies	4,031,879	—	4,031,879
Total	213,173,496	—	213,173,496
BTW Small Cap Fund
Common Stocks(1)	1,285,572,294	—	1,285,572,294
Investment Companies	11,673,300	—	11,673,300
Total	1,297,245,594	—	1,297,245,594
BTW International Equity Fund
Common Stocks(3)
Communication Services	759,882	4,322,868	5,082,750
Consumer Discretionary	2,257,030	12,796,069	15,053,099
Energy	679,076	7,702,985	8,382,061
Financials	6,331,092	21,037,066	27,368,158
Industrials	2,551,575	19,497,288	22,048,863
Information Technology	840,345	10,555,614	11,395,959
Other Common Stocks	—	42,388,846	42,388,846
Investment Companies	2,327,680	—	2,327,680
Total	15,746,680	118,300,736	134,047,416

(1)	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
(2)	For detailed state classifications, see the accompanying Schedules of Portfolio Investments.
(3)	For detailed country classifications, see the accompanying Schedules of Portfolio Investments.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are accounted for on the trade date. Investment gains and losses are calculated on an identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT. These cost adjustments are typically based on estimates since actual return of capital amounts are not known at the time the annual report is prepared.

Expenses:

In general, expenses uniquely attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust, or on occasion certain minimum fees within Trust's fee structure, are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the relevant Fund. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the relevant Fund. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

68

Notes to the Financial Statements	December 31, 2023

Federal Income Taxes:

Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., the last four tax year ends and the interim tax period since then, as applicable), and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the year ended December 31, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the year ended December 31, 2023.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) Purchases and sales of Investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.72%*
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%

Fund	Fee Rate
BTW Balanced Fund	0.75%
BTW Equity Fund	0.75%
BTW Midcap Fund	0.75%
BTW SMID Cap Fund	0.75%
BTW Small Cap Fund	0.75%
BTW International Equity Fund	0.75%

*	Effective rate for the year ended December 31, 2023. The Asset Management Fund has an Investment Management Agreement with the Adviser under which the Fund pays: (a) 0.75% of the first $500 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $500 million.

Additionally, one trustee of the Trust is an officer of the Trust and an officer of the Adviser. This person is not paid directly by the Funds.

Administration and Fund Accounting:

Effective October 2, 2023, the Northern Trust Company (“Northern Trust”) serves as the administrator and fund accounting agent for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Boston Walden Funds Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expenses.

Prior to October 2, 2023, Citi Fund Services Ohio, Inc. (“Citi”) served the Funds as administrator. Citi provided administrative and fund accounting services for a fee that was computed daily and paid monthly, based on the aggregate daily net assets of the Trust plus certain base fees.

Certain officers of the Trust are affiliated with Northern Trust or PINE Advisor Solutions (“PINE”). Such persons receive no compensation directly from the Funds for serving in their respective roles. PINE receives fees from the Funds for providing Chief Compliance Officer (“CCO”) services under a Services Agreement between the Funds and PINE (the “CCO Agreement”). Under the CCO Agreement, PINE provides infrastructure and support in implementing written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay PINE $145,000 annually, plus certain out of pocket expenses. PINE pays the salary and other compensation earned by the CCO as an employee of PINE.

69

Notes to the Financial Statements	December 31, 2023

Prior to October 2, 2023, certain officers of the Trust were affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi made an employee available to serve as the Trust’s Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provided infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi an annual fee of $150,000, plus certain out of pocket expenses. Citi paid the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Foreside Financial Services, LLC (“Foreside”), which is not affiliated with the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.

Shareholder Services:

Each Fund, other than the Boston Trust SMID Cap Fund, may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statements of Operations. Affiliates of the Funds did not receive any fees during the year ended December 31, 2023.

Custodian and Transfer Agency:

FIS Investor Services, LLC ("FIS") acts as the Funds' transfer agent. Under the transfer agency agreement, FIS receives $19,338 annually per fund, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statements of Operations.

Effective October 2, 2023, Northern Trust serves as the custodian for the Boston Trust Walden Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a fee based on a percentage of assets held on behalf of the Funds, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Prior to October 2, 2023, Boston Trust Walden Company acted as the custodian for all Funds except the BTW International Equity Fund. Under the custody agreement, Boston Trust Walden Company received an annual asset based fee of 0.014% of the value of securities held. Citibank, N.A. received sub-custodian fees from Boston Trust Walden Funds for each Fund except the BTW International Equity Fund. Under a separate custody agreement, Citibank, N.A., an affiliate of Citi, served as custodian for the BTW International Equity Fund and received a fee based on a percentage of assets held on behalf of the BTW International Equity Fund, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses to 0.75% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2021 (expiring 12/31/24), December 31, 2022 (expiring 12/31/25) and December 31, 2023 (expiring 12/31/26):

Fund	Amount	Expires
Midcap Fund	$3,138	12/31/2025

SMID Cap Fund	488,764	12/31/2024
	562,932	12/31/2025
	612,046	12/31/2026

Fund	Amount	Expires
BTW Equity Fund	$53,589	12/31/2024
	47,676	12/31/2025

BTW SMID Cap Fund	14,534	12/31/2025
	7,734	12/31/2026
BTW Small Cap Fund	96,885	12/31/2024
	335,112	12/31/2025
	333,527	12/31/2026

During the year ended December 31, 2023, the Adviser recouped $42,027, $33,272 and $35,429 of previous fiscal year waivers from Midcap Fund, BTW Balanced Fund and BTW Equity Fund, respectively.

70

Notes to the Financial Statements	December 31, 2023

As of December 31, 2023, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	3,138
SMID Cap Fund	1,663,742

Total Potential Recoupment
BTW Balanced Fund	$—
BTW Equity Fund	101,265
BTW Midcap Fund	—
BTW SMID Cap Fund	22,268
BTW Small Cap Fund	765,524
BTW International Equity Fund	—

In-Kind Subscriptions and Redemptions:

During the year ended December 31, 2023, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:

Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
Asset Management Fund	$4,698,109	77,706	$4,356,353

During the year ended December 31, 2022, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:

Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$105,672,275	4,710,076	$34,777,232
BTW Equity Fund	51,649,023	1,529,888	40,556,290

Interfund Lending:

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of December 31, 2023, the Funds had no outstanding loans to or from another fund under the Program. The Funds' activity in the Program during the year ended December 31, 2023 for which loans were outstanding was as follows:

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding		Weighted Average Annualized Interest Rate	Interest Income (Expense)
Asset Management Fund	Lender	$455,736	1		6.95%	$87
BTW Small Cap Fund	Borrower	455,736	1	*	6.95	(87)
BTW Small Cap Fund	Lender	3,365,665	1		6.09	562
BTW Balanced Fund	Borrower	3,365,665	1	*	6.09	(562)

*	Aggregate days Fund had loan outstanding as lender for all borrowers.

4.	Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds, short-term securities and U.S. government securities, for the Funds for the year ended December 31, 2023, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$21,994,072	$71,853,172
Equity Fund	15,396,510	12,604,332
Midcap Fund	91,001,886	49,989,640
SMID Cap Fund	363,655,844	195,673,842
BTW Balanced Fund	2,326,505	28,606,320
BTW Equity Fund	17,105,291	39,362,318
BTW Midcap Fund	41,155,593	28,366,735
BTW SMID Cap Fund	96,303,407	35,920,088
BTW Small Cap Fund	458,454,763	275,033,017
BTW International Equity Fund	49,731,166	24,462,420

71

Notes to the Financial Statements	December 31, 2023

Cost of purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term securities, for the Funds for the year ended December 31, 2023, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$94,092,694	$75,389,936
BTW Balanced Fund	16,535,872	21,217,099

5.	Federal Income Tax Information:

As of the tax year ended December 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Management Fund	$237,065,709	$331,878,708	$(1,000,601)	$330,878,107
Equity Fund	71,364,572	151,629,341	(348,544)	151,280,797
Midcap Fund	170,582,357	60,097,418	(3,171,855)	56,925,563
SMID Cap Fund	686,412,425	121,189,734	(18,123,075)	103,066,659
BTW Balanced Fund	95,030,251	71,608,747	(2,591,259)	69,017,488
BTW Equity Fund	105,184,695	157,643,626	—	157,643,626
BTW Midcap Fund	88,725,023	36,313,164	(1,314,023)	34,999,141
BTW SMID Cap Fund	173,445,121	42,413,981	(2,685,606)	39,728,375
BTW Small Cap Fund	1,055,180,319	277,439,564	(35,374,289)	242,065,275
BTW International Equity Fund	110,432,846	25,546,300	(1,931,730)	23,614,570

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

	Distributions paid from
Fund	Ordinary Income		Net Long Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Asset Management Fund	$7,499,998	*	$28,309,358	$35,809,356	$—	$35,809,356
Equity Fund	1,424,997	*	2,009,423	3,434,420	—	3,434,420
Midcap Fund	2,101,166	*	7,589,902	9,691,068	—	9,691,068
SMID Cap Fund	5,709,153		450,358	6,159,511	—	6,159,511
BTW Balanced Fund	1,799,997	*	10,129,602	11,929,599	—	11,929,599
BTW Equity Fund	1,889,606		5,875,202	7,764,808	—	7,764,808
BTW Midcap Fund	1,250,001		4,543,805	5,793,806	—	5,793,806
BTW SMID Cap Fund	996,041		44,888	1,040,929	—	1,040,929
BTW Small Cap Fund	7,573,144		2,522,576	10,095,720	—	10,095,720
BTW International Equity Fund	2,099,998		—	2,099,998	—	2,099,998

*	The amount does not include tax equalization utilized of $164,938, $101,500, $61,790, and $1,169,650 which Asset Management Fund, Equity Fund, Midcap Fund, and BTW Balanced Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Asset Management Fund	$6,330,380	$18,535,541	$24,865,921	$—	$24,865,921
Equity Fund	1,308,874	4,691,715	6,000,589	—	6,000,589
Midcap Fund	701,711	6,661,422	7,363,133	—	7,363,133
SMID Cap Fund	11,477,233	8,878,926	20,356,159	—	20,356,159
BTW Balanced Fund	2,073,418	4,316,313	6,389,731	—	6,389,731
BTW Equity Fund	1,656,719	6,272,832	7,929,551	—	7,929,551
BTW Midcap Fund	584,615	4,571,989	5,156,604	—	5,156,604
BTW SMID Cap Fund	1,016,875	4,927,587	5,944,462	—	5,944,462
BTW Small Cap Fund	6,237,418	42,073,469	48,310,887	—	48,310,887
BTW International Equity Fund	1,445,386	—	1,445,386	—	1,445,386

72

Notes to the Financial Statements	December 31, 2023

As of December 31, 2023, the components of distributable earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)[1]	Total Distributable Earnings (Deficit)
Asset Management Fund	$752,912	$—	$752,912	$—	330,878,107	331,631,019
Equity Fund	149,289	—	149,289	(59,871)	151,280,797	151,370,215
Midcap Fund	—	1,944,373	1,944,373	(213,652)	56,925,563	58,656,284
SMID Cap Fund	354,045	—	354,045	(774,957)	103,066,659	102,645,747
BTW Balanced Fund	188,558	106,501	295,059	—	69,017,488	69,312,547
BTW Equity Fund	45,126	2,807,853	2,852,979	—	157,643,626	160,496,605
BTW Midcap Fund	—	589,549	589,549	(179,670)	34,999,141	35,409,020
BTW SMID Cap Fund	10,986	492,562	503,548	—	39,728,375	40,231,923
BTW Small Cap Fund	753,172	—	753,172	(8,313,930)	242,065,275	234,504,517
BTW International Equity Fund	—	—	—	(2,165,161)	23,614,570	21,449,409

[1]	Accumulated Capital and Other Losses consists primarily of capital loss carryforwards and losses on foreign currency. The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

For the period subsequent to October 31, 2023, through the fiscal year ended December 31, 2023, the Equity Fund, Midcap Fund, and BTW Midcap Fund incurred net capital losses in the amount of $59,871, $213,652 and $179,670, respectively, which the Funds intend to treat as having been incurred in the following fiscal year.

As of the end of its tax year ended December 31, 2023, the following Funds have a net capital loss carry forwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCFs have been offset.

Fund	Short-Term Amount	Long-Term Amount	Total
SMID Cap Fund	$774,957	$—	$774,957
BTW Small Cap Fund	1,193,497	7,120,433	8,313,930
BTW International Equity Fund	445,109	1,743,384	2,188,493

As of December 31, 2023, the following reclassifications have been made on the Statements of Assets and Liabilities to increase (decrease) such accounts with offsetting adjustments as indicated:

Fund	Total Distributable Earnings	Paid in Capital
Asset Management Fund	$(4,521,290)	$4,521,290
Equity Fund	(101,500)	101,500
Midcap Fund	(61,791)	61,791
SMID Cap Fund	1	(1)
BTW Balanced Fund	(1,169,650)	1,169,650
BTW SMID Cap Fund	(2)	2
BTW International Equity Fund	4,768	(4,768)

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, distribution reclass, foreign currency reclass, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as return of capital.

6.	Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2 (a)(9) of the 1940 Act. As of December 31, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	Percentage of Ownership
Asset Management Fund	U.S. Bank, N.A.	88.24%
Equity Fund	U.S. Bank, N.A.	93.30
Midcap Fund	U.S. Bank, N.A.	31.49
	Charles Schwab & Co., Inc.	26.36
SMID Cap Fund	National Financial Services	40.44

73

Notes to the Financial Statements	December 31, 2023

BTW Balanced Fund	U.S. Bank, N.A.	58.90%
BTW Equity Fund	U.S. Bank, N.A.	40.81
	National Financial Services	28.03
BTW Midcap Fund	U.S. Bank, N.A.	37.22
BTW SMID Cap Fund	Charles Schwab & Co., Inc.	41.69
BTW International Equity Fund	U.S. Bank, N.A.	66.27

7.	Subsequent Events:

Management has evaluated events and transactions through the date these financial statements were issued and concluded no additional subsequent events required recognition or disclosure in these financial statements.

74

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of
Trustees of Boston Trust Walden Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Boston Trust Walden Funds comprising Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund and Boston Trust Walden International Equity Fund (the “Funds”) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds, as of December 31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2008.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

February 26, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board	75

Supplementary Information (Unaudited)	December 31, 2023

Federal Income Tax Information:

During the fiscal year ended December 31, 2023, the Funds declared long-term realized gain distributions in the following amounts:

Fund	Long-Term Capital Gain Distributions
Asset Management Fund	$28,309,358
Equity Fund	2,009,423
Midcap Fund	7,589,902
SMID Cap Fund	450,358
BTW Balanced Fund	10,129,602
BTW Equity Fund	5,875,202
BTW Midcap Fund	4,543,805
BTW SMID Cap Fund	44,888
BTW Small Cap Fund	2,522,576

For the fiscal year ended December 31, 2023, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Fund	Distribution Received Deduction
Asset Management Fund	91.52%
Equity Fund	100.00
Midcap Fund	100.00
SMID Cap Fund	100.00
BTW Balanced Fund	95.73
BTW Equity Fund	100.00
BTW Midcap Fund	100.00
BTW SMID Cap Fund	100.00
BTW Small Cap Fund	100.00

For the fiscal year ended December 31, 2023, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

Fund	Qualified Dividend Income
Asset Management Fund	96.40%
Equity Fund	100.00
Midcap Fund	100.00
SMID Cap Fund	100.00
BTW Balanced Fund	100.00
BTW Equity Fund	100.00
BTW Midcap Fund	100.00
BTW SMID Cap Fund	100.00
BTW Small Cap Fund	100.00
BTW International Equity Fund	100.00

During the year ended December 31, 2023, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Fund	Qualified Interest Income
Asset Management Fund	36.54%
BTW Balanced Fund	29.38

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2023 are as follows:

Fund	Foreign Source Income Per Share	Foreign Tax Expense Per Share
BTW International Equity Fund	0.24	0.04

The pass-through of this foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 31, 2023. These shareholders will receive more detailed information along with their 2023 Form 1099-DIV.

76

Supplementary Information (Unaudited)	December 31, 2023

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period 7/1/23 - 12/31/23*	Annualized Expense Ratio During Period 7/1/23 - 12/31/23
Asset Management Fund	$1,000.00	$1,043.30	$4.22	0.82%
Equity Fund	1,000.00	1,051.30	4.29	0.83
Midcap Fund	1,000.00	1,064.00	5.20	1.00
SMID Cap Fund	1,000.00	1,087.00	3.95	0.75
BTW Balanced Fund	1,000.00	1,050.70	4.96	0.96
BTW Equity Fund	1,000.00	1,061.10	5.20	1.00
BTW Midcap Fund	1,000.00	1,065.20	5.21	1.00
BTW SMID Cap Fund	1,000.00	1,097.90	5.29	1.00
BTW Small Cap Fund	1,000.00	1,059.30	5.19	1.00
BTW International Equity Fund	1,000.00	1,064.00	4.73	0.91

*	Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period 7/1/23 - 12/31/23*	Annualized Expense Ratio During Period 7/1/23 - 12/31/23
Asset Management Fund	$1,000.00	$1,021.07	$4.18	0.82%
Equity Fund	1,000.00	1,021.02	4.23	0.83
Midcap Fund	1,000.00	1,020.16	5.09	1.00
SMID Cap Fund	1,000.00	1,021.42	3.82	0.75
BTW Balanced Fund	1,000.00	1,020.37	4.89	0.96
BTW Equity Fund	1,000.00	1,020.16	5.09	1.00
BTW Midcap Fund	1,000.00	1,020.16	5.09	1.00
BTW SMID Cap Fund	1,000.00	1,020.16	5.09	1.00
BTW Small Cap Fund	1,000.00	1,020.16	5.09	1.00
BTW International Equity Fund	1,000.00	1,020.62	4.63	0.91

*	Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Continued	77

Supplementary Information (Unaudited)	December 31, 2023

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Walden Funds invested, as a percentage of total net assets, in the following industries and countries as of December 31, 2023.

Asset Management Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
U.S. Government & U.S. Government Agency Obligations	19.3%
Information Technology	17.8
Financials	13.8
Industrials	10.9
Health Care	10.2
Communication Services	8.0
Consumer Staples	7.5
Consumer Discretionary	5.7
Energy	3.4
Materials	2.0
Investment Companies	0.7
Utilities	0.4
Other net assets	0.3
Total	100.0%

Equity Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Information Technology	23.9%
Health Care	15.1
Financials	14.2
Industrials	13.1
Communication Services	9.6
Consumer Staples	8.2
Consumer Discretionary	6.9
Energy	4.7
Materials	2.6
Utilities	0.9
Investment Companies	0.7
Other net assets	0.1
Total	100.0%

Midcap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Industrials	19.6%
Financials	14.5
Health Care	14.4
Information Technology	10.7
Consumer Discretionary	10.5
Materials	6.4
Consumer Staples	6.1
Utilities	5.1
Energy	4.4
Real Estate	3.9
Communication Services	3.2
Investment Companies	0.8
Other net assets	0.4
Total	100.0%

SMID Cap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Industrials	21.4%
Financials	15.1
Health Care	13.2
Information Technology	13.0
Consumer Discretionary	11.0
Real Estate	6.6
Materials	6.3
Energy	3.8
Consumer Staples	3.3
Communication Services	2.7
Utilities	2.1
Investment Companies	1.5
Other net assets	0.0
Total	100.0%

78	Continued

Supplementary Information (Unaudited)	December 31, 2023

Tabular Summary of Schedules of Portfolio Investments: (continued)

BTW Balanced Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
U.S. Government & U.S. Government Agency Obligations	20.2%
Information Technology	19.5
Health Care	12.4
Financials	11.2
Industrials	8.1
Communication Services	7.1
Consumer Discretionary	7.0
Consumer Staples	4.7
Energy	4.0
Materials	2.6
Utilities	1.1
Investment Companies	0.8
Municipal Bonds	0.4
Other net assets	0.9
Total	100.0%

BTW Equity Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Information Technology	27.6%
Health Care	14.9
Financials	14.5
Industrials	12.1
Communication Services	8.6
Consumer Discretionary	7.6
Energy	5.4
Consumer Staples	5.3
Materials	2.3
Utilities	0.9
Investment Companies	0.8
Other net assets	0.0
Total	100.0%

BTW Midcap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Industrials	20.9%
Financials	14.5
Health Care	14.2
Information Technology	10.8
Consumer Discretionary	10.6
Materials	6.5
Consumer Staples	6.1
Utilities	5.1
Real Estate	3.8
Communication Services	3.3
Energy	3.2
Investment Companies	0.8
Other net assets	0.2
Total	100.0%

BTW SMID Cap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Industrials	26.6%
Information Technology	15.2
Financials	14.9
Health Care	11.1
Consumer Discretionary	9.7
Real Estate	7.5
Materials	6.4
Consumer Staples	3.6
Communication Services	3.2
Investment Companies	1.9
Other net assets	(0.1)
Total	100.0%

BTW Small Cap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Industrials	19.6%
Financials	15.3
Health Care	15.2
Information Technology	14.3
Consumer Discretionary	8.2
Consumer Staples	6.5
Materials	6.0
Real Estate	5.2
Energy	4.3
Utilities	2.8
Communication Services	2.0
Investment Companies	0.9
Other net assets	(0.3)
Total	100.0%

Continued	79

Supplementary Information (Unaudited)	December 31, 2023

Tabular Summary of Schedules of Portfolio Investments: (continued)

BTW International Equity Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Japan	18.3%
United Kingdom	12.8
France	11.7
Switzerland	9.5
Canada	9.3
Germany	6.5
Netherlands	5.3
Australia	4.8
Sweden	3.5
Denmark	2.9
Finland	2.0
Italy	1.8
Singapore	1.7
United States	1.7
Spain	1.6
Norway	1.4
Israel	1.1
Jersey, C.I.	1.0
Ireland	1.0
Luxembourg	0.9
Hong Kong	0.5
Other net assets	0.7
Total	100.0%

80	Continued

Supplementary Information (Unaudited)	December 31, 2023

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) online at https://www. bostontrustwalden.com/investment-services/mutual-funds/; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Portfolio Investments will be available no later than 60 days after each period end, without charge, online at https://www. bostontrustwalden.com/investment-services/mutual-funds/.

Liquidity Risk Management Program:

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2023, the Trust’s Liquidity Risk Management Program Administrator (the “Program Administrator”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Program Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Continued	81

Investment Adviser Contract Approval (Unaudited)	December 31, 2023

The annual consideration by the Board of Trustees (the “Board”) of the continuation of the investment advisory agreement between Boston Trust Walden Inc (the “Adviser”) and Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund (the “Funds”).

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement with the Adviser be renewed annually by the Board of Boston Trust Walden Funds (the “Trust”), including a majority of the Board who are not “interested persons” of the Trust or of the Adviser. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement and determine whether its continuance is fair to the Funds and their shareholders. The Board considered the continuation of the Investment Advisory Agreement at an in-person meeting held on August 29, 2023. The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of each Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale to the benefit of Funds’ shareholders; (vi) the advisory fees paid by other comparable funds advised by the Adviser or by a different investment adviser; (vii) the Funds’ expense ratios and the expense ratios of similar funds; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser.

At the meeting on August 29, 2023, the Board engaged in a thorough review process to determine whether to continue the Investment Advisory Agreement. The Board met directly with representatives of the Adviser and reviewed the information and data listed above, and performance peer group and expense peer group information constructed by ISS/Strategic Insight ("ISS"). As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Adviser that it had received throughout the year as part of its ongoing oversight of the Funds and their operations.

The Board carefully considered the nature, extent and quality of the services provided by the Adviser. The Board discussed the organizational structure of Adviser and its investment philosophy, type of clients, ESG integration, portfolio construction process and equity and fixed income approach. The Board discussed the Adviser’s approach to sustainable, responsible and impact investing, including its ESG framework and its portfolio screening guidelines. The Board reviewed the Adviser’s experience and the capabilities of its personnel, as well as the quality of the reports and other materials received from the Adviser. The Board reviewed biographical information about the employees of the Adviser and its parent, Boston Trust Walden Company (“Boston Trust”). The Board addressed the Adviser’s brokerage allocation and execution strategy, noting that the Adviser does not take into consideration sales of Fund shares in selecting brokers through which it effects Fund portfolio transactions. The Board also discussed the Adviser’s compliance program, business continuity and disaster recovery plans, succession planning and employee ownership. Considering the personnel involved in servicing the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Next, the Board reviewed the performance of the Funds from inception through June 30, 2023, comparing each Fund's performance to a performance peer group constructed by ISS and the performance of the relevant Morningstar Category. The Board noted that as of June 30, 2023, while each Fund outperformed the index and its peer group at various times for the Year-to-Date, 1-year, 3-year, 5-year and Since Inception periods, each Fund generally performed in line with its peer group during the same periods. The Board noted that while the Funds underperformed their benchmarks at various times, performance was consistent with the long-term performance pattern of each Fund’s investment style, as they participated in rising markets and outperformed in falling markets. The Board noted that this downside protection is consistent with the Adviser’s strategy and is routinely communicated to clients and investors. The Board also noted that during a rising market lasting over a decade, the Funds have consistently adhered to a lower risk, higher quality strategy.

The Board noted that the advisory fees for each Fund are within the range of their peer groups. The Board noted that the Adviser has been operating under an Expense Limitation Agreement that requires the Adviser to waive fees and/or reimburse expenses to the extent total operating expenses exceed 0.75% for the Boston Trust SMID Cap Fund and 1.00% for all the other Funds.

Turning to total operating expenses, the Board discussed the components of the Funds’ expense ratios and the services and value shareholders receive in exchange for the fees paid and expense borne by the Funds. The Board noted that the expense ratios for all the Funds were within the range of total operating expenses of the funds in the peer groups. After considering the comparative data as described above, and the Expense Limitation Agreement that was previously renewed by the Board at its February 28, 2023 meeting, the Board concluded that the advisory fees and expense ratios were reasonable.

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Investment Adviser Contract Approval (Unaudited)	December 31, 2023

In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s income statement for the 12-months ended December 31, 2022 and the six-months ended June 30, 2023, as well as the gross and net profit margins realized on each Fund. The Board noted that the Adviser is a wholly-owned subsidiary of Boston Trust and the payment of direct and indirect Trust expenses is governed by an Intercompany Services Agreement between the Adviser and Boston Trust Walden. The Board noted that the Adviser’s relationship with the Funds was profitable even though the Adviser is operating under an Expense Limitation Agreement with the Trust. The Board discussed the custody and transfer agency fees earned by the Adviser for services provided to the Funds, which are reduced by amounts paid for sub-custodian services.

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Information about Trustees and Officers (Unaudited)	December 31, 2023

Overall responsibility for management of the Funds rests with the Board. The names of the Trustees and Officers of the Funds, their addresses, years of birth and principal occupations during the past five years are provided in the tables below. Trustees who are deemed “interested persons,” as defined in the 1940 Act, are referred to as Interested Trustees. Trustees who are not interested persons are referred to as Independent Trustees. The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge and upon request, by calling 1-800-282-8782 or by visiting www.bostontrustwalden.com.

Name, Address, and Year of Birth	Position(s) Held with the Funds	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee during the past five years
INTERESTED TRUSTEES**
Lucia B. Santini One Beacon Street Boston, MA 02108 Year of Birth: 1958	Trustee and President	Since 2011	President, Boston Trust Walden Inc., January 2017 to present; Managing Director, Boston Trust Walden Company, November 1993 to present.	10	None
INDEPENDENT TRUSTEES
Diane E. Armstrong One Beacon Street Boston, MA 02108 Year of Birth: 1964	Trustee and Chairperson of the Board	Since 2005; Chairperson since 2021	Owner, Armstrong Financial Services LLC, November 2012 to present; Advisor, Premier Private Wealth LLC, June 2022 to present; Advisor, Investment Partners LTD, January 2018 to December 2019	10	None
Louis G. Hutt, Jr. One Beacon Street Boston, MA 02108 Year of Birth: 1954	Trustee	Since 2021	Chief Executive Officer, The Hutt Company, Certified Public Accountants, LLC, February 1982 to Present; Chief Executive Officer, The Hutt Law Firm, January 1983 to present.	10	Brown Capital Management Mutual Fund, (2014–Present); SFS Series Trust, (2020–Present)
Elizabeth E. McGeveran One Beacon Street Boston, MA 02108 Year of Birth: 1971	Trustee	Since 2016	Director of Investments, The McKnight Foundation, January 2019 to present; Director of Impact Investing, September 2014 to December 2018; Advisory Committee, Columbia Threadneedle (fund manager), January 2019 to present.	10	None
Dina A Tantra One Beacon Street Boston, MA 02108 Year of Birth: 1969	Trustee	Since 2021	Co-Chief Executive Officer Global Rhino LLC (consulting firm), October 2018 to present; Chief Strategy Officer, CCO Technology, LLC (consulting and technology firm), February 2019 - January 2023; Executive Vice President, Ultimus Fund Solutions (fund administrator), August 2017– September 2018	10	Thornburg Income Builder opportunities Trust, (October 2020– Present), Heartland Funds (April 2022–Present)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address, and Year of Birth	Position(s) Held with the Funds	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
Jennifer Ellis One Beacon Street Boston, MA 02108 Year of Birth: 1972	Treasurer	Since 2011	Director of Finance/Treasurer, Boston Trust Walden Company, May 2011 to present.

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Information about Trustees and Officers (Unaudited)	December 31, 2023

Usman Yousaf One Beacon Street Boston, MA 02108 Year of Birth: 1989	Assistant Treasurer	Since 2023	Accounting Analyst/Accounting Manager, Boston Trust Walden Company, December 2016 to present.
Katrina Pelsue One Beacon Street Boston, MA 02108 Year of Birth: 1985	Vice-President	Since 2023	Director, Boston Trust Walden Inc., January 2022 to present; Director of Fund Services, Boston Trust Walden Company, January 2021 to present; Manager, Fund Services, Boston Trust Walden Company, October 2015 to January 2021
Jennifer A. Craig **** The Northern Trust Company 50 South La Salle Street Chicago, Illionois 60603 Year of Birth: 1973	Secretary	Since 2023	Vice President of The Northern Trust Company, September 2021 to present; Assistant Vice President, Paralegal Manager of SS&C/ALPS Fund Services Inc., 2007 to 2021.
Randi Jean Roessler**** 501 S. Cherry St., Suite 610 Denver, CO 80246 Year of Birth: 1981	Chief Compliance Officer and AML Officer	Since 2023	Director, PINE Advisor Solutions, March 2023 to present; Chief Compliance Officer, Davis Selected Advisers, L.P., Davis Funds, Selected Funds, the Clipper Fund Trust, the Davis Fundamental ETF Trust, and Davis Distributors, LLC, January 2018 to February 2023

*	Trustees and officers hold their position until resignation or removal.

**	Ms. Santini is considered an “interested person” of the Trust as defined in the 1940 Act due to her employment with Boston Trust Walden Inc., the Funds’ investment adviser.

***	The “Fund Complex” consists of the Boston Trust Walden Funds.

****	Ms. Craig is Secretary effective October 2, 2023, and Ms. Roessler is Chief Compliance Officer and AML Officer effective October 2, 2023.

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Investment Adviser
Boston Trust Walden Inc.
One Beacon Street
Boston, MA 02108

Transfer Agent
FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219

Administrator
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance.

Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Statements and other information herein are dated and subject to change.

For Electronic delivery of annual and semi-annual shareholder reports, please contact your financial advisor or for direct shareholders the Funds at 888-248-1954 for assistance in going paperless (e-delivery) for shareholder materials.

02/24

(b) Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b)  During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial experts are Diane Armstrong and Louis F. Hutt, and each are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

		December 2023	December 2022
(a)	Audit Fees	$114,100	$101,100
(b)	Audit-Related Fees	$11,800	$17,220

The fees for 2023 and 2022 relate to the consent issuance in three Form 17f-2 filings filed with the Securities and Exchange Commission (“SEC”).

		December 2023	December 2022
(c)	Tax Fees	$31,000	$30,000

Tax fees for both 2023 and 2022 relate to the preparation of the Funds’ federal and state income tax returns, federal excise tax return review and review of capital gain and income distribution calculations.

		December 2023	December 2022
(d)	All Other Fees	$0	$0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)	For the fiscal years ended December 31, 2023 and December 31, 2022, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)	Not applicable.

(g)	For the fiscal year ended December 31, 2023, Cohen & Company, Ltd. billed non-audit fees of $42,800. For the fiscal year ended December 31, 2022, Cohen & Company, Ltd. billed non-audit fees of $47,220.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Incorporated by reference to the Registrant’s Form N-CSR filed March 9, 2023 (Accession Number 0001104659-23-030641).

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Trust Walden Funds

By:	/s/Lucia Santini
Lucia Santini
President and Principal Executive Officer

Date: March 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Lucia Santini
Lucia Santini
President and Principal Executive Officer

Date: March 4, 2024

By:	/s/Jennifer Ellis
Jennifer Ellis
Treasurer and Principal Financial Officer

Date: March 4, 2024